As filed with the Securities and Exchange Commission on May 10, 2024

Registration No. 333-278304

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

Fidelity Rutland Square Trust II

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number
(617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Christina H. Lee	With copies to:
Secretary and Chief Legal Officer	John V. O’Hanlon
245 Summer Street	Dechert LLP
Boston, Massachusetts 02210	One International Place, 40th Floor
(Name and Address of Agent for Service)	100 Oliver Street
Boston, MA 02116-5021

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

Strategic ADVISERS® Large Cap Fund
Strategic Advisers® Small-Mid Cap Fund
SERIES OF
FIDELITY RUTLAND SQUARE TRUST II
245 summer Street, Boston, Massachusetts 02210
1-800-544-3455
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of the above funds:
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Strategic Advisers® Large Cap Fund and Strategic Advisers® Small-Mid Cap Fund will be held on July 9, 2024 at 8:00 a.m. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposals, and to transact such other business as may properly come before the Meeting or any adjournments thereof.
(1)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Strategic Advisers® Large Cap Fund to Strategic Advisers® U.S. Total Stock Fund in exchange solely for shares of beneficial interest of Strategic Advisers® U.S. Total Stock Fund and the assumption by Strategic Advisers® U.S. Total Stock Fund of Strategic Advisers® Large Cap Fund’s liabilities, in complete liquidation of Strategic Advisers® Large Cap Fund.
(2)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Strategic Advisers® Small-Mid Cap Fund to Strategic Advisers® U.S. Total Stock Fund in exchange solely for shares of beneficial interest of Strategic Advisers® U.S. Total Stock Fund and the assumption by Strategic Advisers® U.S. Total Stock Fund of Strategic Advisers® Small-Mid Cap Fund’s liabilities, in complete liquidation of Strategic Advisers® Small-Mid Cap Fund.
The Board of Trustees has fixed the close of business on May 13, 2024 as the record date for the determination of the shareholders of Strategic Advisers® Large Cap Fund and Strategic Advisers® Small-Mid Cap Fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.
By order of the Board of Trustees,
Christina H. Lee, Secretary
May 13, 2024

Your vote is important – please vote your shares promptly.
The Meeting will be held in a virtual format only. Shareholders are invited to attend the Meeting by means of remote audio communication. You will not be able to attend the Meeting in person. To participate in the Meeting, you must register at https://viewproxy.com/fidelityfunds/broadridgevsm/. You will be required to enter your name, an email address, and the control number found on your proxy card or notice you previously received. If you have lost or misplaced your control number, call Fidelity 1-800-544-3455) to verify your identity and obtain your control number. Requests for registration must be received no later than 5:00 p.m. ET on Monday, July 8, 2024. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Meeting. A separate email will follow containing a password to enter at the event link in order to access the Meeting. You may vote during the Meeting at www.proxyvote.com/proxy. You will need your control number to vote.
Questions from shareholders to be considered at a Meeting must be submitted no later than 8:00 a.m. ET on Monday, July 8, 2024 to Broadridge at https://viewproxy.com/fidelityfunds/broadridgevsm/.
Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than 5:00 p.m. ET on Monday, July 8, 2024. Once shareholders have obtained a new control number, they must visit https://viewproxy.com/fidelityfunds/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at the Meeting.
Any shareholder who does not expect to virtually attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions that follow or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to follow the instructions available on the Meeting’s website during the Meeting in order to do so.
INSTRUCTIONS FOR EXECUTING PROXY CARD
The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.
1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3.
All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee
C.	1)	Anthony B. Craft, Cust. f/b/o Anthony B. Craft, Jr. UGMA	Anthony B. Craft

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET
1.	Read the proxy statement, and have your proxy card handy.
2.	Call the toll-free number or visit the web site indicated on your proxy card.
3.	Enter the number found in the box on the front of your proxy card.
4.	Follow the recorded or on-line instructions to cast your vote up until 11:59 p.m. ET on July 8, 2024.

STRATEGIC ADVISERS® LARGE CAP FUND STRATEGIC ADVISERS® SMALL-MID CAP FUND	STRATEGIC ADVISERS® U.S. TOTAL STOCK FUND

Series OF
FIDELITY RUTLAND SQUARE TRUST II
245 summer Street, Boston, Massachusetts 02210
1-800-544-3455
PROXY STATEMENT AND PROSPECTUS
MAY 13, 2024
This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Strategic Advisers® Large Cap Fund (Large Cap Fund) and Strategic Advisers® Small-Mid Cap Fund (Small-Mid Cap Fund) (collectively, the Target Funds), each a series of Fidelity Rutland Square Trust II (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Special Meeting of Shareholders of the Target Funds and at any adjournments thereof (the Meeting), to be held on July 9, 2024 at 8:00 a.m. Eastern Time (ET). The Board of Trustees and Strategic Advisers LLC (Strategic Advisers) have determined that the Meeting will be held in a virtual format only. The Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the meeting in person.
This Proxy Statement and the accompanying proxy card are first being mailed on or about May 13, 2024.
Shareholders of certain funds of the trust will also participate in the Meeting and have been mailed a separate notice and proxy statement relating to proposals to be voted upon by the trust and/or by the shareholders of those funds at the Meeting. Shareholders of Large Cap Fund and Small-Mid Cap Fund are also asked to vote on certain other proposals that are included in a notice and proxy statement mailed separately to such shareholders.
As more fully described in the Proxy Statement:

Proposal Number	Proposal Description	Applicable Fund	Page
1	To approve an Agreement and Plan of Reorganization (the Agreement) relating to the proposed acquisition of Large Cap Fund by Strategic Advisers® U.S. Total Stock Fund (U.S. Total Stock Fund or Acquiring Fund), a newly created series of the trust.	Large Cap Fund	19
2	To approve the Agreement relating to the proposed acquisition of Small-Mid Cap Fund by U.S. Total Stock Fund.	Small-Mid Cap Fund	23

The transactions contemplated by the Agreement are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. Because each Target Fund is used in Fidelity® Wealth Services (FWS) managed account program to provide exposure to U.S. equity securities in individual client accounts, substantially all managed account clients who own shares of one of the Target Funds own shares of both Target Funds. As a result, each Reorganization is conditional on the approval of shareholders of both Target Funds. In the event shareholders of one Target Fund fail to approve the Agreement, Fidelity expects to continue to manage both Target Funds separately to continue to provide U.S. equities exposure to accounts in the managed account program.
If the Agreement is approved by each Target Fund’s shareholders and the Reorganizations occur, you will become a shareholder of U.S. Total Stock Fund. Your fund will transfer all of its assets to U.S. Total Stock Fund in exchange solely for shares of beneficial interest of U.S. Total Stock Fund and the assumption by U.S. Total Stock Fund of your fund’s liabilities in complete liquidation of each Target Fund. The total value of your fund holdings will not change as a result of the Reorganizations. The Reorganizations are currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on August 16, 2024, or such other time and date as the parties to the Agreement may agree (the Closing Date).
U.S. Total Stock Fund (together with Large Cap Fund and Small-Mid Cap Fund, the funds) is a diversified series of Fidelity Rutland Square Trust II, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). U.S. Total Stock Fund seeks capital appreciation. U.S. Total Stock Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in U.S. stocks and in shares of other U.S. stock funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The Proxy Statement sets forth concisely the information about each Reorganization and U.S. Total Stock Fund that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.
The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:
(i) the Statement of Additional Information dated May 13, 2024, relating to this Proxy Statement;
(ii) the Prospectus for U.S. Total Stock Fund dated May 6 , 2024 a copy of which accompanies this Proxy Statement;
(iii) the Statement of Additional Information for U.S. Total Stock Fund dated May 6 , 2024;
(iv) the Prospectus for Large Cap Fund dated July 29, 2023, as supplemented;
(v) the Statement of Additional Information for Large Cap Fund dated July 29, 2023, as revised October 5, 2023, as supplemented;
(vi) the Prospectus for Small-Mid Cap Fund dated April 29, 2024 , as supplemented; and
(vii) the Statement of Additional Information for Small-Mid Cap Fund dated April 29, 2024 .
You can obtain copies of the funds’ current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting the Trust at Fidelity Distributors Company LLC (FDC), 900 Salem Street, Smithfield, Rhode Island 02917, by calling 1-800-544-3455, or by logging on to www.fidelity.com.
The trust is subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, it must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC’s Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 1450, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.
An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

3

SYNOPSIS
The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and/or in the Prospectuses and Statements of Additional Information of Large Cap Fund and Small-Mid Cap Fund, as applicable, each of which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of U.S. Total Stock Fund carefully for more complete information.
What proposal am I being asked to vote on?
Shareholders of Large Cap Fund are being asked to vote on Proposal 1. As more fully described in Proposal 1 below, shareholders of Large Cap Fund are being asked to approve the Agreement relating to the proposed acquisition of Large Cap Fund by U.S. Total Stock Fund.
Shareholders of Small-Mid Cap Fund are being asked to vote on Proposal 2. As more fully described in Proposal 2 below, shareholders of Small-Mid Cap Fund are being asked to approve the Agreement relating to the proposed acquisition of Small-Mid Cap Fund by U.S. Total Stock Fund.
Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. Because each Target Fund is used in FWS managed account program to provide exposure to U.S. equity securities in individual client accounts, substantially all managed account clients who own shares of one of the Target Funds own shares of both Target Funds. As a result, each Reorganization is conditional on the approval of shareholders of both Target Funds. In the event shareholders of one Target Fund fail to approve the Agreement, Fidelity expects to continue to manage both Target Funds separately to continue to provide U.S. equities exposure to accounts in the managed account program.
Shareholders of record as of the close of business on May 13, 2024 will be entitled to vote at the Meeting.
If the Agreement is approved by each Target Fund’s shareholders and the Reorganizations occur, you will become a shareholder of U.S. Total Stock Fund instead. Your fund will transfer all of its assets to U.S. Total Stock Fund in exchange solely for shares of beneficial interest of U.S. Total Stock Fund and the assumption by U.S. Total Stock Fund of your fund’s liabilities in complete liquidation of each Target Fund. Each shareholder of Large Cap Fund and Small-Mid Cap Fund will receive shares of the U.S. Total Stock Fund. Each Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.
For more information, shareholders of Large Cap Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.” For more information, shareholders of Small-Mid Cap Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”
Has the Board of Trustees approved the proposal?
Yes. Each fund’s Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that you vote in favor of your fund’s Reorganization by approving the Agreement.
What are the reasons for the proposals?
The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund’s Reorganization by approving the Agreement:
•
Each Reorganization would provide opportunities for improved investment outcomes by reducing redundant risk-mitigation strategies employed in managing each of the Target Funds separately to their individual benchmarks.

•
Each Reorganization would permit each Target Fund’s shareholders to receive exposure to all cap equity securities in a single fund with the same investment objective, reducing the need to trade across funds and potentially realize gains for customers in taxable accounts.

•	Each Reorganization would eliminate a mismatch of the individual fund benchmark for each respective Target Fund versus the benchmark used in the managed account program for U.S. equity exposures.
•	The contractual maximum management fee proposed for the Acquiring Fund is the same as that of Large Cap Fund and lower than that of Small-Mid Cap Fund.
•
Based on annualized expense data for the period from December 1, 2022 through November 30, 2023, and assuming all proposals are approved and the merger had been in effect for a full year, for each Target Fund individually, the change in total expenses is expected to be a decrease of 0.16% ( 16 basis points ( bpP) for Small-Mid Cap Fund and no change for Large Cap Fund . As substantially all managed account clients who own shares of one Target Fund hold shares of both Target Funds in similar proportions, these shareholders are expected to benefit from a projected decrease of 1 bp in total expenses when comparing Acquiring Fund total annual operating expenses to the weighted average expense ratio of both Target Funds. The pro forma expenses and fee information presented below is based on data for the 12 months ended November 30, 2023, corresponding to the Large Cap Fund’s semi-annual reporting period.

4

•
Although substantially all shareholders hold both Target Funds, the mergers will also provide clients who hold only one fund with more manager diversification and broadened portfolio management expertise in a single fund.

For more information, shareholders of Large Cap Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Reasons for the Reorganization.” For more information, shareholders of Small-Mid Cap Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Reasons for the Reorganization.”
How will you determine the number of shares of U.S. Total Stock Fund that I will receive?
Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of your fund’s Reorganization.
As provided in the Agreement each Target Fund will distribute shares of U.S. Total Stock Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of U.S. Total Stock Fund equal in value to the net asset value of shares of the respective Target Fund held by such shareholder on the Closing Date.
For more information, shareholders of Large Cap Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.” For more information, shareholders of Small-Mid Cap Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”
Is a Reorganization considered a taxable event for federal income tax purposes?
No. Each fund will receive an opinion of counsel that its Reorganization will not result in any gain or loss for federal income tax purposes either to Large Cap, Small-Mid Cap, U.S. Total Stock Fund or to the shareholders of any fund, except that Large Cap Fund and Small-Mid Cap Fund may recognize gain or loss with respect to assets (if any) that are subject to “mark-to-market” tax accounting due to the Target Funds’ tax years closing as of the date of the Reorganization.
For more information, shareholders of Large Cap Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Federal Income Tax Considerations.” For more information, shareholders of Small-Mid Cap Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Federal Income Tax Considerations.”
How do the funds’ investment objectives, strategies, policies, and limitations compare?
The funds have the same investment objective. Each fund seeks capital appreciation. The Target Funds’ and Acquiring Fund’s investment objective is not fundamental, subject to change by the Board of Trustees.
Although the funds have substantially similar principal investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of Large Cap, Small-Mid Cap, and U.S. Total Stock Fund:

Large Cap Fund	U.S. Total Stock Fund
The fund normally invests at least 80% of its assets in securities and shares of funds with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, large market capitalization companies are generally defined as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. The size of the companies in each index changes with market conditions and the composition of the index.

The fund normally invests at least 80% of its assets in U.S. stocks and in shares of other U.S. stock funds. An issuer is deemed to be located in the U.S. if the principal trading market for the security is in the United States or the issuer is organized under the laws of the United States.

The fund is not constrained by any particular investment style. The fund will normally invest in a combination of “growth” and “value” stocks.
The fund is not constrained by any particular investment style. At any given time, the fund may tend to buy “growth” stocks or “value” stocks, or a combination of both types. Additionally, the fund is not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

The fund may invest in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.

5

Large Cap Fund	U.S. Total Stock Fund
The fund implements its investment strategies by investing directly in securities through one or more sub-advisers or indirectly in securities through one or more underlying funds, which in turn invest directly in securities.
Same principal strategy.
The Adviser may allocate the fund’s assets among any number of underlying funds or sub-advisers at any time. The Adviser may adjust allocations among underlying funds or sub-advisers from time to time, including making no allocation at all to one or more sub-advisers.
Same principal strategy.
The Adviser pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to favor those underlying funds and sub-advisers that the Adviser believes will provide the most favorable outlook for achieving the fund’s investment objective.
Same principal strategy.
When determining how to allocate the fund’s assets among sub-advisers and underlying funds, the Adviser uses proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover.
Same principal strategy.
The fund may invest in affiliated equity funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated equity funds that participate in Fidelity’s FundsNetwork® and in non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company LLC (FMR) (an affiliated company that, together with the Adviser, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. Fidelity may receive service fees that typically are at an annual rate of up to 0.40% of a non-affiliated underlying fund’s average daily net assets attributable to purchases through Fidelity’s FundsNetwork®, though such fees may be higher or lower, or may be charged as transaction and/or account fees. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity’s FundsNetwork®.

The fund may invest in affiliated equity funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated equity funds that typically participate in Fidelity’s FundsNetwork® and non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company LLC (FMR) (an affiliated company that, together with the Adviser, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. Fidelity may receive service fees that typically are at an annual rate of up to 0.40% of a non-affiliated underlying fund’s average daily net assets attributable to purchases through Fidelity’s FundsNetwork® though such fees may be higher or lower, or may be charged as transaction and/or account fees. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity’s FundsNetwork®.

The Adviser generally classifies funds by reference to a fund’s name, policies, or classification by a third-party ranking or ratings organization at the time of investment. Investments in funds whose names, policies or classifications change after purchase continue to be considered subject to the classification at time of investment for purposes of the 80% policy.

The Adviser generally identifies U.S. stock funds by reference to a fund’s name, policies, or investments. Whether an underlying fund is a U.S. stock fund is determined at the time of investment and evaluated periodically thereafter.

The Adviser may actively adjust the allocation of the fund’s assets at any time. For current information on fund holdings, please call 1-800-544-3455 or visit Fidelity’s web site at www.fidelity.com. For information on the underlying funds, see the underlying funds’ prospectuses. A copy of any underlying Fidelity® fund’s prospectus is available at www.fidelity.com or institutional.fidelity.com. For a copy of any other underlying fund’s prospectus, visit the web site of the company that manages or sponsors that underlying fund.

For information on the underlying funds, see the underlying funds’ prospectuses. A copy of any underlying Fidelity® fund’s prospectus is available at www.fidelity.com or institutional.fidelity.com. For a copy of any other underlying fund’s prospectus, visit the web site of the company that manages or sponsors that underlying fund.

6

Large Cap Fund	U.S. Total Stock Fund
Common types of investment approaches that a sub-adviser may use in selecting investments for a fund include, but are not limited to, quantitative analysis, fundamental analysis, or a combination of both approaches. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
Same principal strategy.
It is not possible to predict the extent to which the fund’s assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.
Same principal strategy.

Small-Mid Cap Fund	U.S. Total Stock Fund
The fund normally invests primarily in common stocks.	No corresponding strategy.
The fund normally invests at least 80% of its assets in securities of small and mid cap companies and in shares of other small and mid cap funds. Although a universal definition of small to medium market capitalization companies does not exist, for purposes of this fund, small to medium market capitalization companies are generally defined as those companies with market capitalizations similar to those of companies included in the Russell 2500TM Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. The size of the companies in the index changes with market conditions and the composition of the index.

The fund normally invests at least 80% of its assets in U.S. stocks and in shares of other U.S. stock funds. An issuer is deemed to be located in the U.S. if the principal trading market for the security is in the United States or the issuer is organized under the laws of the United States.

The fund is not constrained by any particular investment style. At any given time, the fund may tend to buy “growth” stocks or “value” stocks, or a combination of both types.
The fund is not constrained by any particular investment style. At any given time, the fund may tend to buy “growth” stocks or “value” stocks, or a combination of both types. Additionally, the fund is not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

The fund may invest in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.
The fund implements its investment strategies by investing directly in securities through one or more sub-advisers or indirectly in securities through one or more underlying funds, which in turn invest directly in securities.
Same principal strategy.
The Adviser may allocate the fund’s assets among any number of underlying funds or sub-advisers at any time. The Adviser may adjust allocations among underlying funds or sub-advisers from time to time, including making no allocation at all to one or more sub-advisers.
Same principal strategy.
The Adviser allocates the fund’s assets among underlying funds and sub-advisers according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Russell 2500TM Index.
No corresponding strategy.

7

Small-Mid Cap Fund	U.S. Total Stock Fund
The Adviser pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to favor those underlying funds and sub-advisers that the Adviser believes will provide the most favorable outlook for achieving the fund’s investment objective.
Same principal strategy.
When determining how to allocate the fund’s assets among sub-advisers and underlying funds, the Adviser uses proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover.
Same principal strategy.
The fund may invest in affiliated small and mid cap funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated small and mid cap funds that participate in Fidelity’s FundsNetwork® and in non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company LLC (FMR) (an affiliated company that, together with the Adviser, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. Fidelity may receive service fees that typically are at an annual rate of up to 0.40% of a non-affiliated underlying fund’s average daily net assets attributable to purchases through Fidelity’s FundsNetwork®, though such fees may be higher or lower, or may be charged as transaction and/or account fees. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity’s FundsNetwork®.

The fund may invest in affiliated equity funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated equity funds that typically participate in Fidelity’s FundsNetwork® and non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company LLC (FMR) (an affiliated company that, together with the Adviser, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. Fidelity may receive service fees that typically are at an annual rate of up to 0.40% of a non-affiliated underlying fund’s average daily net assets attributable to purchases through Fidelity’s FundsNetwork® though such fees may be higher or lower, or may be charged as transaction and/or account fees. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity’s FundsNetwork®.

The Adviser generally identifies small and mid cap funds by reference to a fund’s name, policies, or classification by a third-party ranking or ratings organization. Whether an underlying fund is a small or mid cap fund is determined at the time of investment. Investments in funds whose names, policies or classifications change after purchase continue to be considered investments in small or mid cap funds for purposes of the 80% policy.

The Adviser generally identifies U.S. stock funds by reference to a fund’s name, policies, or investments. Whether an underlying fund is a U.S. stock fund is determined at the time of investment and evaluated periodically thereafter.

The Adviser may actively adjust the allocation of the fund’s assets at any time. For current information on fund holdings, please call 1-800-544-3455 or visit Fidelity’s web site at www.fidelity.com. For information on the underlying funds, see the underlying funds’ prospectuses. A copy of any underlying Fidelity® fund’s prospectus is available at www.fidelity.com or institutional.fidelity.com. For a copy of any other underlying fund’s prospectus, visit the web site of the company that manages or sponsors that underlying fund.

For information on the underlying funds, see the underlying funds’ prospectuses. A copy of any underlying Fidelity® fund’s prospectus is available at www.fidelity.com or institutional.fidelity.com. For a copy of any other underlying fund’s prospectus, visit the web site of the company that manages or sponsors that underlying fund.

8

Small-Mid Cap Fund	U.S. Total Stock Fund
Common types of investment approaches that a sub-adviser may use in selecting investments for a fund include, but are not limited to, quantitative analysis, fundamental analysis, or a combination of both approaches. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
Same principal strategy.
It is not possible to predict the extent to which the fund’s assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.
Same principal strategy.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”
Although the funds have substantially similar fundamental and non-fundamental investment policies and limitations, there are some differences of which you should be aware.
The following summarizes the investment policy and limitation differences between Small-Mid Cap and U.S. Total Stock Fund:

Small-Mid Cap Fund	U.S. Total Stock Fund
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)
Senior Securities. The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.
Senior Securities. The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.
Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations
Short Sales. The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Short Sales. The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.
For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.
Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of U.S. Total Stock Fund.

9

How do the funds’ management and distribution arrangements compare?
The following summarizes the management and distribution arrangements of Large Cap, Small-Mid Cap, and U.S. Total Stock Fund:
Management of the Funds
The principal business address of Strategic Advisers, each fund’s investment adviser, is 245 Summer Street, Boston, Massachusetts 02210.
As the manager, Strategic Advisers has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2023 , the Adviser had approximately $ 792 .6 billion in discretionary assets under management, and approximately $ 4 .9 trillion when combined with all of its affiliates’ assets under management.
Each fund employs a multi-manager and a fund of funds investment structure. Strategic Advisers may allocate each fund’s assets among any number of sub-advisers or underlying funds. Strategic Advisers may adjust allocations among underlying funds or sub-advisers from time to time, including making no allocation to, or terminating the sub-advisory contract with, a sub-adviser. The table below lists the sub-advisory agreements in effect for each fund.

Sub-Adviser*	Fund(s)	As of Date of Assets under Management	Assets Under Management
AllianceBernstein L.P.	Large Cap Fund Small-Mid Cap Fund U.S. Total Stock Fund	February 29, 2024	$745 billion (discretionary)
Aristotle Capital Management, LLC (Aristotle)**	Large Cap Fund	May 31, 2023	$48.1 billion (discretionary)
ArrowMark Colorado Holdings, LLC	Small-Mid Cap Fund U.S. Total Stock Fund	February 29, 2024	$22.3 billion (discretionary)***
BlackRock Investment Management, LLC	Small-Mid Cap Fund U.S. Total Stock Fund	December 31, 2023	$10.01 trillion
Boston Partners Global Investors, Inc.	Small-Mid Cap Fund U.S. Total Stock Fund	February 29, 2024	$97.3 billion
Brandywine Global Investment Management, LLC	Large Cap Fund U.S. Total Stock Fund	February 29, 2024	$62.8 billion
ClariVest Asset Management LLC (ClariVest)**	Large Cap Fund	May 31, 2023	$3.2 billion (discretionary)
D.E. Shaw Investment Management, L.L.C.	Large Cap Fund U.S. Total Stock Fund	February 29, 2024	$17.7 billion (discretionary)
Fidelity Diversifying Solutions LLC	U.S. Total Stock Fund	December 31, 2023	$2.6 billion (discretionary)
FIAM LLC	Large Cap Fund Small-Mid Cap Fund U.S. Total Stock Fund	December 31, 2023	$219.2 billion (discretionary)
FIL Investment Advisors	Small-Mid Cap Fund U.S. Total Stock Fund	December 31, 2023	$9.0 billion (discretionary)
Geode Capital Management, LLC	Large Cap Fund Small-Mid Cap Fund U.S. Total Stock Fund	December 31, 2023	$1.0 trillion (discretionary)
GW&K Investment Management, LLC	Small-Mid Cap Fund U.S. Total Stock Fund	February 29, 2024	$51.4 billion
J.P. Morgan Investment Management Inc.	Large Cap Fund Small-Mid Cap Fund U.S. Total Stock Fund	December 31, 2023	$2.95 trillion (discretionary)
Loomis, Sayles & Company, L.P.	Large Cap Fund U.S. Total Stock Fund	December 31, 2023	$335 billion

10

Sub-Adviser*	Fund(s)	As of Date of Assets under Management	Assets Under Management
LSV Asset Management	Large Cap Fund Small-Mid Cap Fund U.S. Total Stock Fund	February 29, 2024	$97 billion (discretionary)
Neuberger Berman Investment Advisers LLC	Large Cap Fund U.S. Total Stock Fund	December 31, 2023	$463 billion****
Pacific Investment Management Company LLC	Large Cap Fund U.S. Total Stock Fund	March 31, 2024	$1.89 trillion
PineBridge Investments LLC	Large Cap Fund U.S. Total Stock Fund	February 29, 2024	$165.4 billion
Portolan Capital Management, LLC	Small-Mid Cap Fund U.S. Total Stock Fund	February 29, 2024	$1.4 billion
Principal Global Investors, LLC	Large Cap Fund U.S. Total Stock Fund	December 31, 2023	$540.44 billion
River Road Asset Management, LLC	Small-Mid Cap Fund U.S. Total Stock Fund	February 29, 2024	$7.7 billion
T. Rowe Price Associates, Inc.	Large Cap Fund U.S. Total Stock Fund	December 31, 2023	$1.44 trillion
Wellington Management Company LLP	Large Cap Fund U.S. Total Stock Fund	February 29, 2024	$1.225 trillion
William Blair Investment Management, LLC	Small-Mid Cap Fund U.S. Total Stock Fund	January 31, 2024	$66.87 billion

*	Not all sub-advisers are allocated assets to manage under each sub-advisory agreement.
**	Effective May 10, 2024, Aristotle and ClariVest will no longer serve as sub-advisers for Large Cap Fund.
***	Includes commercial real estate assets and commercial mortgage loans that ArrowMark or its affiliates has originated and/or currently manages.
****	Includes assets managed by Neuberger Berman organization entities.
Fidelity Diversifying Solutions LLC has retained each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan) to serve as sub-subadviser for U.S. Total Stock Fund.
FIAM LLC has retained each of FMR UK, FMR H.K., and FMR Japan to serve as sub-subadviser for Large Cap Fund, Small-Mid Cap Fund, and U.S. Total Stock Fund.
As of December 31, 2023 , FMR UK had approximately $14. 6  billion in discretionary assets under management. As of December 31, 2023 , FMR H.K. had approximately $ 24 .4 billion in discretionary assets under management. As of March  31, 2023 , FMR Japan had approximately $ 2 .9 billion in discretionary assets under management.
FIL Investment Advisors has retained FIL Investment Advisors (UK) Limited (FIA (UK)) to serve as sub-subadviser for Small-Mid Cap Fund and U.S. Total Stock Fund. As of December 31, 2023 , FIA (UK) has approximately $ 7.3  billion in discretionary assets under management.
Strategic Advisers and each of the sub-advisers (with the exception of Aristotle and ClariVest) and sub-subadvisers are expected to continue serving as manager, sub-adviser or sub-subadviser of the combined fund after the Reorganizations. Strategic Advisers may allocate each fund’s assets among any number of sub-advisers or underlying funds. Strategic Advisers may adjust allocations among underlying funds or sub-advisers from time to time, including making no allocation to, or terminating the sub-advisory contract with, a sub-adviser.
Gopalakrishnan Anantanatarajan is Co-Portfolio Manager of the Large Cap Fund and the U.S. Total Stock Fund. Since joining Fidelity Investments in 2006, Mr. Anantanatarajan has worked as a senior research analyst, research analyst, research associate, senior research associate, and portfolio manager. Mr. Anantanatarajan is expected to continue to be responsible for portfolio management of the combined fund after each Reorganization.

11

Niall Devitt is Lead Portfolio Manager of the Large Cap Fund and the U.S. Total Stock Fund. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006, where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt is expected to continue to be responsible for portfolio management of the combined fund after each Reorganization.
Barry Golden, CFA, is Lead Portfolio Manager of the Small-Mid Cap Fund and Co-Portfolio Manager of the U.S. Total Stock Fund. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Golden has worked as a research analyst, associate director of investments for Strategic Advisers’ Charitable Gift Fund, portfolio manager, and as a team leader for Strategic Advisers’ alternatives research investment team. Mr. Golden is expected to continue to be responsible for portfolio management of the combined fund after each Reorganization.
Mark Mahoney is Co-Portfolio Manager of the Small-Mid Cap Fund, which he has managed since 2022. Since joining Fidelity Investments in 2002, Mr. Mahoney has worked as a team leader and portfolio manager.
For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager(s), please refer to the “Management Contract” section of each fund’s Statement of Additional Information, which are incorporated herein by reference.
Each fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.
In addition to the management fee payable to Strategic Advisers, each fund pays all of its expenses that are not assumed by Strategic Advisers or its affiliates. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund’s management contract further provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund’s transfer agent agreement, the transfer agent bears these costs. Strategic Advisers or an affiliate also is responsible for the payment of any fees associated with transfer agency services and pricing and bookkeeping services. Other expenses paid by each fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, each fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which each fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. Each fund’s management fee is calculated by adding the annual rate of 0.25% of the fund’s average daily net assets throughout the month plus the total fees payable monthly to the fund’s sub-advisers, if any, based upon each sub-adviser’s respective allocated portion of the fund’s assets. Because the fund’s management fee rate may fluctuate, the fund’s management fee may be higher or lower in the future. However, each fund’s maximum aggregate annual management fee, as a percentage of its average daily net assets, will not exceed the following rates:

Name of Fund	Maximum Management Fee Rate
Large Cap Fund	0.65%
Small-Mid Cap Fund	1.10%
U.S. Total Stock Fund	0.65%

The basis for the Board of Trustees approving the management contract, sub-advisory agreements and sub-subadvisory agreements for Large Cap Fund is available in the fund’s annual and semi-annual reports for the fiscal period ended May 31, 2023 and November 30, 2023, respectively, and will be available in the fund’s annual report for the fiscal period ending May 31, 2024.
The basis for the Board of Trustees approving the management contract, sub-advisory agreements and sub-subadvisory agreements for Small-Mid Cap Fund is available in the fund’s semi-annual report for the fiscal period ended August 31, 2023 and in the fund’s annual report for the fiscal period ended February 29, 2024.
The basis for the Board of Trustees approving the management contract, sub-advisory agreements, and sub-subadvisory agreements for U.S. Total Stock Fund will be included in the fund’s semi-annual report for the fiscal period ending November 30, 2024, when available.
If the Reorganizations are approved, the combined fund will retain U.S. Total Stock Fund’s management fee structure.
For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses, and to the “Control of Investment Advisers” and “Management Contract” sections of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

12

Expense Arrangements
Strategic Advisers has contractually agreed to waive a portion of Large Cap Fund’s, Small-Mid Cap Fund’s, and U.S. Total Stock Fund’s management fee in an amount equal to 0.25% of the fund’s average daily net assets through September 30, 2026 (for Large Cap Fund and Small-Mid Cap Fund) and through September 30, 2027 (for U.S. Total Stock Fund). Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
For more information about the funds’ fees and operating expenses, please refer to the funds’ Prospectuses, which are incorporated herein by reference, and to “Annual Fund Operating Expenses” below.
If the proposed Reorganizations are not approved, the funds will maintain current expense structures.
Distribution of Fund Shares
The principal business address of FDC, each fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island 02917.
Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that Strategic Advisers may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. A fund’s Distribution and Service Plan does not authorize payments by the fund other than those that are to be made to Strategic Advisers under the fund’s management contract.
If the Reorganizations are approved, the Distribution and Service Plan for the combined fund will remain unchanged.
For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses, and to the “Distribution Services” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.
How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganizations?
The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.
Annual Fund Operating Expenses
The following tables show the fees and expenses of Large Cap Fund and Small-Mid Cap Fund for the 12 months ended November 30, 2023, adjusted to reflect current contractual arrangements for each fund, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganizations. Annual fund operating expenses are paid by each fund. The combined pro forma expenses for U.S. Total Stock Fund shown below assume that both reorganizations occur and are identical to those presented in the fee table included in the registration statement for the fund.
As shown below, the Reorganization is expected to result in lower total operating expenses for Small-Mid Cap Fund and the same total operating expenses for Large Cap Fund shareholders.

Shareholder fees (fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Large Cap Fund	Small-Mid Cap Fund	U.S. Total Stock Fund Pro Forma Combined(a)
Management fee (fluctuates based on the fund’s allocation among underlying funds and sub-advisers)(b)	0.43%(c)	0.55%(c)	0.44%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.01%	0.01%	0.01%
Acquired fund fees and expenses	0.05%	0.09%	0.04%
Total annual operating expenses	0.49%	0.65%	0.49%
Fee waiver and/or expense reimbursement(b)	0.25%	0.25%	0.25%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.24%	0.40%	0.24%

(a)	The expenses for U.S. Total Stock Fund Pro Forma Combined are based on expenses estimated for the fund’s first fiscal year and are included in the registration statement for U.S. Total Stock Fund.

13

(b)
Strategic Advisers has contractually agreed that the funds’ maximum aggregate annual management fee will not exceed 0.65%, 1.10%, and 0.65% for Large Cap, Small-Mid Cap, and U.S. Total Stock Fund, respectively, of their average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the funds’ management fee in an amount equal to 0.25% of each fund’s average daily net assets. This arrangement will remain in effect through September 30, 2026 (for Large Cap Fund and Small-Mid Cap Fund) and through September 30, 2027 (for U.S. Total Stock Fund), and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

(c)	Based on historical expenses, adjusted to reflect current fees.
Because substantially all the shareholders of each Target Fund hold both Target Funds, the combined weighted average expenses of Large Cap Fund and Small-Mid Cap Fund provide an appropriate additional comparison of fees and expenses, reflecting the managed account client experience. As shown below, the Reorganization is expected to result in lower total operating expenses for shareholders who own both Target Funds when comparing the combined weighted average expense of both Target Funds to the total operating expenses of the combined U.S. Total Stock Fund. The combined pro forma expenses for U.S. Total Stock Fund shown below assume that both reorganizations occur.

	Combined Weighted Average Expense	U.S. Total Stock Fund Pro Forma Combined(a)
Management fee (fluctuates based on the fund’s allocation among underlying funds and sub-advisers)(b)	0.45%(c)	0.44%
Other expenses	None	0.01%
Acquired fund fees and expenses	0.05%	0.04%
Total annual operating expenses	0.50%	0.49%
Fee waiver and/or expense reimbursement(b)	0.25%	0.25%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%	0.24%

(a)	The expenses for U.S. Total Stock Fund Pro Forma Combined are based on expenses estimated for the fund’s first fiscal year and are included in the registration statement for U.S. Total Stock Fund.
(b)
Strategic Advisers has contractually agreed that the U.S. Total Stock Fund’s maximum aggregate annual management fee will not exceed 0.65% of the fund’s average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the U.S. Total Stock Fund’s management fee in an amount equal to 0.25% of the fund’s average daily net assets. This arrangement will remain in effect through September 30, 2027, and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

(c)	Based on historical expenses, adjusted to reflect current fees.
The fee tables above do not include certain voluntary fee discount arrangements, which are currently in effect for the Large Cap Fund and are expected to be in place for U.S. Total Stock Fund. Such arrangements may be discontinued at any time. In addition, as disclosed in the prospectus for the Acquiring Fund and each Acquired Fund under “Principal Investment Strategies”, Strategic Advisers may actively adjust the allocation of each fund’s assets at any time, including the allocation among different sub-advisers and/or between sub-advisers and underlying funds. As a result, total annual operating expenses of each fund may vary over different periods, subject to the maximum aggregate annual management fee disclosed in the fee table above, which may not be increased without shareholder approval, and any contractual fee waiver arrangements.
Examples of Effect of Fund Expenses
The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined U.S. Total Stock Fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganizations. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	Large Cap Fund	Small-Mid Cap Fund	Combined Weighted Average Expense	U.S. Total Stock Fund Pro Forma Combined(a)
1 year	$25	$41	$26	$25
3 years	$82	$133	$80	$77
5 years	$200	$288	$176	$171
10 years	$544	$740	$528	$516

(a)	The expenses for U.S. Total Stock Fund Pro Forma Combined are based on expenses calculated for and included in the registration statement for U.S. Total Stock Fund.
These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.
The combined fund pro forma expenses shown above assume that all of the Reorganizations occur.

14

Do the procedures for purchasing and redeeming shares of the funds differ?
No. The procedures for purchasing and redeeming shares of the funds are the same. If all Reorganizations are approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.
For information about the procedures for purchasing and redeeming the funds’ shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses, and to the “Buying and Selling Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.
Do the funds’ exchange privileges differ?
No. The exchange privileges currently offered by the funds are the same. If all Reorganizations are approved, the exchange privilege offered by the combined fund will remain unchanged.
For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectuses, and to the “Buying and Selling Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.
Do the funds’ dividend and distribution policies differ?
Small-Mid Cap Fund normally pays dividends and capital gain distributions in April and December and Large Cap Fund normally pays dividends and capital gain distributions in July and December. U.S. Total Stock Fund will normally pay dividends and capital gain distributions in July and December. If all Reorganizations are approved, the dividend and distribution policies of U.S. Total Stock Fund will remain unchanged.
On or before the Closing Date, Large Cap Fund and Small-Mid Cap Fund may declare additional dividends or other distributions in order to distribute substantially all of their investment company taxable income and net realized capital gain.
Whether or not the Reorganizations are approved, each of Large Cap Fund and Small-Mid Cap Fund is required to recognize gain or loss on both October 31st in connection with the end of its calendar year and on the last day of its taxable year (currently May 31st for Large Cap Fund and February 28th for Small-Mid Cap Fund) on any assets subject to “mark-to-market” tax accounting held by the fund. If the Reorganizations are approved, gains or losses on such assets held on the Closing Date by Large Cap Fund and Small-Mid Cap Fund may be required to be recognized on the Closing Date.
For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses, and to the “Distributions and Taxes” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.
Who bears the expenses associated with the Reorganizations?
For Large Cap Fund and Small-Mid Cap Fund, each respective fund will bear the cost of the Reorganization.
Any expenses associated with the Reorganization that are incurred after the completion of the merger transactions will be borne by the U.S. Total Stock Fund.
For more information, please refer to the section entitled “Voting Information – Solicitation of Proxies; Expenses.”
COMPARISON OF PRINCIPAL RISK FACTORS
Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. Each fund’s share price changes daily based on the performance of the underlying funds and securities in which it invests and on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of underlying funds and securities in which each fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and each fund’s level of investment in the securities of that underlying fund or issuer. If the Adviser’s or a sub-adviser’s allocation strategies do not work as intended, a fund may not achieve its objective. A portfolio manager’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions. When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund. The following is a summary of the principal risks associated with an investment in the funds. Because the funds have identical investment objectives and substantially similar strategies as described above, the funds are subject to substantially similar investment risks. Because the funds have some different principal investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

15

What risks are associated with an investment in all of the funds?
Each fund is subject to the following principal risks:
Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund’s sub-advisers might adversely affect the fund’s performance or lead to disadvantageous tax consequences.
Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund’s manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
“Growth” Investing. “Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
“Value” Investing. “Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.
What additional risks are associated with an investment in Small-Mid Cap Fund and U.S. Total Stock Fund?
Small-Mid Cap Fund and U.S. Total Stock Fund are subject to the following principal risks in addition to those listed above:
Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.
How do the funds compare in terms of their performance?
The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in Large Cap Fund’s and Small-Mid Cap Fund’s performance of each fund’s shares from year to year and compares Large Cap Fund’s and Small-Mid Cap Fund’s performance of each fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the funds’ Prospectuses. Past performance (before and after taxes) is not an indication of future performance. Performance information for U.S. Total Stock Fund is not included because U.S. Total Stock Fund is a newly created fund that does not have any historical performance. If the proposed Reorganizations are approved, U.S. Total Stock Fund will assume the performance record of Large Cap Fund.
Effective November 20, 2020, Strategic Advisers® Core Fund (Predecessor Fund) and two other funds were reorganized into Large Cap Fund (2020 Reorganization). The Predecessor Fund’s investment objective was identical to Large Cap Fund’s and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of Large Cap Fund. The

16

Predecessor Fund was designated as the accounting survivor in the 2020 Reorganization. As a result, Large Cap Fund has assumed the Predecessor Fund’s historical performance and the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than Large Cap Fund, for all periods prior to the 2020 Reorganization. Past performance may have been different if Large Cap Fund’s current fee structure had been in place during the period.
Year-by-Year Returns
Large Cap Fund

2014 2015 2016 2017 2018 2019 2020 2021 2022 2023
12.11% 0.08% 10.82% 22.55% -5.82% 31.68% 19.32% 27.99% -17.34% 26.82%
30%
20%
10%
0%
-10%
-20%
-30%

| *During the periods shown in the chart:* | *Returns* | *Quarter ended* |
| --- | --- | --- |
| *Highest Quarter Return* | *20.84%* | *June 30, 2020* |
| *Lowest Quarter Return* | *-20.16%* | *March 31, 2020* |
| *Year-to-Date Return* | *11.57%* | *March 31, 2024* |

Small-Mid Cap Fund

2014 2015 2016 2017 2018 2019 2020 2021 2022 2023
3.99% -3.77% 15.70% 19.28% -12.52% 27.81% 19.30% 22.79% -20.24% 17.93%
30%
20%
10%
0%
-10%
-20%
-30%

| *During the periods shown in the chart:* | *Returns* | *Quarter ended* |
|---|---|---|
| *Highest Quarter Return* | *27.29%* | *June 30, 2020* |
| *Lowest Quarter Return* | *-30.12%* | *March 31, 2020* |
| *Year-to-Date Return* | *8.26%* | *March 31, 2024* |

17

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Large Cap Fund

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Strategic Advisers® Large Cap Fund(a)
Return Before Taxes	26.82%	16.08%	11.71%
Return After Taxes on Distributions	25.48%	14.38%	9.98%
Return After Taxes on Distributions and Sale of Fund Shares	16.76%	12.66%	9.11%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%

Small-Mid Cap Fund

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Strategic Advisers® Small-Mid Cap Fund
Return Before Taxes	17.93%	11.98%	7.84%
Return After Taxes on Distributions	17.35%	10.18%	6.01%
Return After Taxes on Distributions and Sale of Fund Shares	10.93%	9.29%	5.87%
Russell 2500TM Index (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%

(a)	For Strategic Advisers Large Cap Fund, the table reflects average annual returns of the Predecessor Fund for all period prior to the 2020 Reorganization.

18

THE PROPOSED TRANSACTIONS
PROPOSAL 1
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN STRATEGIC ADVISERS® LARGE CAP FUND AND STRATEGIC ADVISERS® U.S. TOTAL STOCK FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 1; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) U.S. Total Stock Fund acquiring as of the Closing Date all of the assets of Large Cap Fund in exchange solely for shares of U.S. Total Stock Fund and the assumption by U.S. Total Stock Fund of Large Cap Fund’s liabilities; and (b) the distribution of shares of U.S. Total Stock Fund to the shareholders of Large Cap Fund as provided for in the Agreement.
The value of Large Cap Fund’s assets to be acquired by U.S. Total Stock Fund and the amount of its liabilities to be assumed by U.S. Total Stock Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in U.S. Total Stock Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of U.S. Total Stock Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, U.S. Total Stock Fund will deliver to Large Cap Fund, and Large Cap Fund will distribute to its shareholders of record, shares of U.S. Total Stock Fund so that each Large Cap Fund shareholder will receive the number of full and fractional shares of U.S. Total Stock Fund equal in value to the aggregate net asset value of shares of Large Cap Fund held by such shareholder on the Closing Date; Large Cap Fund will be liquidated as soon as practicable thereafter. Each Large Cap Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of U.S. Total Stock Fund due that shareholder. The net asset value per share of U.S. Total Stock Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of U.S. Total Stock Fund in a name other than that of the registered holder of the shares on the books of Large Cap Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Large Cap Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Large Cap Fund is liquidated.
Large Cap Fund will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Large Cap Fund are permissible investments for U.S. Total Stock Fund. Nevertheless, if shareholders approve the Reorganizations, Strategic Advisers may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Large Cap Fund and U.S. Total Stock Fund due to the Reorganization that occur prior to the Closing Date will be borne by Large Cap Fund and U.S. Total Stock Fund, respectively. Any transaction costs associated with portfolio adjustments to Large Cap Fund and U.S. Total Stock Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to U.S. Total Stock Fund that occur after the Closing Date will be borne by U.S. Total Stock Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Large Cap Fund shareholders’ interests may be made subsequent to the Meeting.
Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the potential benefit of the Reorganization to shareholders of the funds;
(2) the compatibility of the investment objectives, strategies, and policies of the funds;
(3) the historical performance of the funds;
(4) the fees and expenses and the relative expense ratios of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;

19

(6) the tax consequences of the Reorganization;
(7) the relative size of the funds;
(8) the elimination of duplicative funds; and
(9) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.
Strategic Advisers proposed the Reorganization to each fund’s Board at a meeting of the Board held on March 7, 2024. In proposing the Reorganization, Strategic Advisers advised the Board that it permits Large Cap Fund shareholders to receive exposure to U.S. equity securities in a single fund with the same investment objective, providing opportunities for improved investment outcomes from reducing redundant risk mitigation strategies and reducing the need to trade across funds and potentially realize gains for customers in taxable accounts. The Board also considered any potential benefits to Fidelity as a result of the merger, such as reducing the number of funds managed. U.S. Total Stock Fund is expected to have a total expense ratio that is the same as Large Cap Fund. In addition, because substantially all shareholders who own one Target Fund also own shares of both Target Funds, the Board also considered that these shareholders are expected to benefit from a projected decrease of 1 bp in total expenses when comparing the projected total annual operating expenses of U.S. Total Stock Fund to the weighted average expense ratio of both Target Funds. Each merger will qualify as a tax-free exchange for federal income tax purposes.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.
Description of the Securities to be Issued
U.S. Total Stock Fund is a series of Fidelity Rutland Square Trust II (the trust). The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of U.S. Total Stock Fund represents an equal proportionate interest with each other share of the fund, and each such share of U.S. Total Stock Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of U.S. Total Stock Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of U.S. Total Stock Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of U.S. Total Stock Fund’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the “Additional Information about the Purchase and Sale of Shares” section, of U.S. Total Stock Fund’s Prospectus, which is incorporated herein by reference.
Federal Income Tax Considerations
The exchange of Large Cap Fund’s assets for U.S. Total Stock Fund’s shares and the assumption of the liabilities of Large Cap Fund by U.S. Total Stock Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Large Cap Fund and U.S. Total Stock Fund, substantially to the effect that:
(i) The acquisition by U.S. Total Stock Fund of substantially all of the assets of Large Cap Fund in exchange solely for U.S. Total Stock Fund shares and the assumption by U.S. Total Stock Fund of all liabilities of Large Cap Fund followed by the distribution of U.S. Total Stock Fund shares to the Large Cap Fund shareholders in exchange for their Large Cap Fund shares in complete liquidation and termination of Large Cap Fund will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Large Cap Fund will recognize no gain or loss upon the transfer of substantially all of its assets to U.S. Total Stock Fund in exchange solely for U.S. Total Stock Fund shares and the assumption by U.S. Total Stock Fund of all liabilities of Large Cap Fund, except that Large Cap Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Large Cap Fund will recognize no gain or loss upon the distribution to its shareholders of the U.S. Total Stock Fund shares received by Large Cap Fund in the Reorganization;

20

(iv) U.S. Total Stock Fund will recognize no gain or loss upon the receipt of the assets of Large Cap Fund in exchange solely for U.S. Total Stock Fund shares and the assumption of all liabilities of Large Cap Fund;
(v) The adjusted basis to U.S. Total Stock Fund of the assets of Large Cap Fund received by U.S. Total Stock Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Large Cap Fund immediately before the exchange;
(vi) U.S. Total Stock Fund’s holding periods with respect to the assets of Large Cap Fund that U.S. Total Stock Fund acquires in the Reorganization will include the respective periods for which those assets were held by Large Cap Fund (except where investment activities of U.S. Total Stock Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Large Cap Fund shareholders will recognize no gain or loss upon receiving U.S. Total Stock Fund shares in exchange solely for Large Cap Fund shares;
(viii) The aggregate basis of the U.S. Total Stock Fund shares received by a Large Cap Fund shareholder in the Reorganization will be the same as the aggregate basis of the Large Cap Fund shares surrendered by the Large Cap Fund shareholder in exchange therefor; and
(ix) A Large Cap Fund shareholder’s holding period for the U.S. Total Stock Fund shares received by the shareholder in the Reorganization will include the holding period during which the Large Cap Fund shareholder held Large Cap Fund shares surrendered in exchange therefor, provided that the Large Cap Fund shareholder held such shares as a capital asset on the date of the Reorganization.
The table below shows each Target Fund’s approximate net assets, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of December 31, 2023. Each Target Fund’s unrealized gains/losses and net realized losses (if any) will generally carryover to U.S. Total Stock Fund in the Reorganization and, based on the data shown below, U.S. Total Stock Fund could end up with larger net unrealized gains and smaller net realized losses (in each case as a percentage of assets) than Small-Mid Cap Fund currently has. As a result, Small-Mid Cap Fund shareholders could end up receiving larger capital gain distributions following the merger than they would if Small-Mid Cap Fund continued as a standalone fund. In addition, prior to the Reorganization each Target Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain, including any gains attributable to portfolio repositioning prior to the Reorganization. These tax considerations should not have a significant impact on shareholders in tax-advantaged accounts or on shareholders who already hold both Target Funds (and substantially all managed account clients who own shares of one of the Target Funds own shares of both Target Funds).
Tax Position as of December 31, 2023 ($M)

Fund Name	Fiscal Year End	Net Assets	Capital Loss Carryforwards	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Large Cap Fund	May 31	$ 55,564.4	$ 0	$423.0(a)	$26,843.5
Small-Mid Cap Fund	Feb 28	$9,196.8	$0	$(49.1)	$1,586.6

(a)
Large Cap Fund had net realized gains as of December 31, 2023 but those gains, if not offset by realized losses prior to the fiscal year ending May 31, 2024, will normally be distributed in July regardless of whether the Reorganization takes place.

Shareholders of Large Cap Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Large Cap Fund and U.S. Total Stock Fund are diversified series of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware business trust on March 8, 2006. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Delaware business trust, governed by the same Trust Instrument, the rights of the security holders of Large Cap Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

21

Operations of U.S. Total Stock Fund Following the Reorganization
Strategic Advisers does not expect U.S. Total Stock Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to U.S. Total Stock Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve U.S. Total Stock Fund in their current capacities.
Mr. Devitt, Lead Portfolio Manager of the Large Cap Fund, will be Lead Portfolio Manager on the U.S. Total Stock Fund, and Mr. Anantanatarajan, Co-Portfolio Manager of the Large Cap Fund, and Mr. Golden, Lead Portfolio Manager of the Small-Mid Cap Fund, will both be Co-Portfolio Managers on the U.S. Total Stock Fund. Mr. Devitt, Mr. Anantanatarajan and Mr. Golden are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Large Cap Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Large Cap Fund and U.S. Total Stock Fund as of November 30, 2023, and on a pro forma combined basis (unaudited) as of that date giving effect to all of the Reorganizations.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Large Cap Fund[c]	$53,116,174,327	$ 11.42	4,651,593,711
U.S. Total Stock Fund[d]	N/A	N/A	N/A
U.S. Total Stock Fund Pro Forma Combined Fund	$61,400,068,574	$10.00[b]	6,140,006,857[a]

a	Per Regulation S-X Section 210.11 - 02 (a)(7) shares have been adjusted to reflect what will be issued post-merger.
[b]	U.S. Total Stock Fund expected to launch at $10.00 net asset value per share.
[c]	Large Cap Fund’s estimated one time proxy costs related to the proposals in this proxy statement is $86,861.
[d]	U.S. Total Stock Fund is a new fund and has not yet commenced operations.
The combined fund pro forma capitalization shown above assumes that all of the Reorganizations occur.
The table above assumes that the Reorganizations described in Proposals 1 and 2 occurred on November 30, 2023. The table is for information purposes only. No assurance can be given as to how many U.S. Total Stock Fund shares will be received by shareholders of Large Cap Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of U.S. Total Stock Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on March 7, 2024. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Large Cap Fund and U.S. Total Stock Fund and that the interests of existing shareholders of Large Cap Fund and U.S. Total Stock Fund would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Large Cap Fund will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust II may consider other proposals for the reorganization or liquidation of the fund.
The Board of Trustees of Large Cap Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

22

THE PROPOSED TRANSACTIONS
PROPOSAL 2
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN STRATEGIC ADVISERS® SMALL-MID CAP FUND AND STRATEGIC ADVISERS® U.S. TOTAL STOCK FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 2; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) U.S. Total Stock Fund acquiring as of the Closing Date all of the assets of Small-Mid Cap Fund in exchange solely for shares of U.S. Total Stock Fund and the assumption by U.S. Total Stock Fund of Small-Mid Cap Fund’s liabilities; and (b) the distribution of shares of U.S. Total Stock Fund to the shareholders of Small-Mid Cap Fund as provided for in the Agreement.
The value of Small-Mid Cap Fund’s assets to be acquired by U.S. Total Stock Fund and the amount of its liabilities to be assumed by U.S. Total Stock Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in U.S. Total Stock Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of U.S. Total Stock Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, U.S. Total Stock Fund will deliver to Small-Mid Cap Fund, and Small-Mid Cap Fund will distribute to its shareholders of record, shares of U.S. Total Stock Fund so that each Small-Mid Cap Fund shareholder will receive the number of full and fractional shares of U.S. Total Stock Fund equal in value to the aggregate net asset value of shares of Small-Mid Cap Fund held by such shareholder on the Closing Date; Small-Mid Cap Fund will be liquidated as soon as practicable thereafter. Each Small-Mid Cap Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of U.S. Total Stock Fund due that shareholder. The net asset value per share of U.S. Total Stock Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of U.S. Total Stock Fund in a name other than that of the registered holder of the shares on the books of Small-Mid Cap Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Small-Mid Cap Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Small-Mid Cap Fund is liquidated.
Small-Mid Cap Fund will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Small-Mid Cap Fund are permissible investments for U.S. Total Stock Fund. Nevertheless, if shareholders approve the Reorganizations, Strategic Advisers may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Small-Mid Cap Fund and U.S. Total Stock Fund due to the Reorganization that occur prior to the Closing Date will be borne by Small-Mid Cap Fund and U.S. Total Stock Fund, respectively. Any transaction costs associated with portfolio adjustments to Small-Mid Cap Fund and U.S. Total Stock Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to U.S. Total Stock Fund that occur after the Closing Date will be borne by U.S. Total Stock Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Small-Mid Cap Fund shareholders’ interests may be made subsequent to the Meeting.
Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the potential benefit of the Reorganization to shareholders of the funds;
(2) the compatibility of the investment objectives, strategies, and policies of the funds;
(3) the historical performance of the funds;
(4) the fees and expenses and the relative expense ratios of the funds;

23

(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds;
(8) the elimination of duplicative funds; and
(9) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.
Strategic Advisers proposed the Reorganization to each fund’s Board at a meeting of the Board held on March 7, 2024. In proposing the Reorganization, Strategic Advisers advised the Board that it permits Small-Mid Cap Fund shareholders to receive exposure to U.S. equity securities in a single fund with the same investment objective, providing opportunities for improved investment outcomes from reducing redundant risk mitigation strategies and reducing the need to trade across funds and potentially realize gains for customers in taxable accounts. The Board also considered any potential benefits to Fidelity as a result of the merger, such as reducing the number of funds managed. U.S. Total Stock Fund is expected to have a total expense ratio that is 16 bp lower than Small-Mid Cap Fund. In addition, because these shareholders who own one Target Fund also own shares of both Target Funds, the Board also considered that substantially all shareholders are expected to benefit from a projected decrease of 1 bp in total expenses when comparing the projected total annual operating expenses of U.S. Total Stock Fund to the weighted average expense ratio of both Target Funds. Each merger will qualify as a tax-free exchange for federal income tax purposes.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.
Description of the Securities to be Issued
U.S. Total Stock Fund is a series of Fidelity Rutland Square Trust II (the trust). The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of U.S. Total Stock Fund represents an equal proportionate interest with each other share of the fund, and each such share of U.S. Total Stock Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of U.S. Total Stock Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of U.S. Total Stock Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of U.S. Total Stock Fund’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the “Additional Information about the Purchase and Sale of Shares” section, of U.S. Total Stock Fund’s Prospectus, which is incorporated herein by reference.
Federal Income Tax Considerations
The exchange of Small-Mid Cap Fund’s assets for U.S. Total Stock Fund’s shares and the assumption of the liabilities of Small-Mid Cap Fund by U.S. Total Stock Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Small-Mid Cap Fund and U.S. Total Stock Fund, substantially to the effect that:
(i) The acquisition by U.S. Total Stock Fund of substantially all of the assets of Small-Mid Cap Fund in exchange solely for U.S. Total Stock Fund shares and the assumption by U.S. Total Stock Fund of all liabilities of Small-Mid Cap Fund followed by the distribution of U.S. Total Stock Fund shares to the Small-Mid Cap Fund shareholders in exchange for their Small-Mid Cap Fund shares in complete liquidation and termination of Small-Mid Cap Fund will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Small-Mid Cap Fund will recognize no gain or loss upon the transfer of substantially all of its assets to U.S. Total Stock Fund in exchange solely for U.S. Total Stock Fund shares and the assumption by U.S. Total Stock Fund of all liabilities of Small-Mid Cap Fund, except that Small-Mid Cap Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Small-Mid Cap Fund will recognize no gain or loss upon the distribution to its shareholders of the U.S. Total Stock Fund shares received by Small-Mid Cap Fund in the Reorganization;

24

(iv) U.S. Total Stock Fund will recognize no gain or loss upon the receipt of the assets of Small-Mid Cap Fund in exchange solely for U.S. Total Stock Fund shares and the assumption of all liabilities of Small-Mid Cap Fund;
(v) The adjusted basis to U.S. Total Stock Fund of the assets of Small-Mid Cap Fund received by U.S. Total Stock Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Small-Mid Cap Fund immediately before the exchange;
(vi) U.S. Total Stock Fund’s holding periods with respect to the assets of Small-Mid Cap Fund that U.S. Total Stock Fund acquires in the Reorganization will include the respective periods for which those assets were held by Small-Mid Cap Fund (except where investment activities of U.S. Total Stock Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Small-Mid Cap Fund shareholders will recognize no gain or loss upon receiving U.S. Total Stock Fund shares in exchange solely for Small-Mid Cap Fund shares;
(viii) The aggregate basis of the U.S. Total Stock Fund shares received by a Small-Mid Cap Fund shareholder in the Reorganization will be the same as the aggregate basis of the Small-Mid Cap Fund shares surrendered by the Small Mid-Cap Fund shareholder in exchange therefor; and
(ix) A Small-Mid Cap Fund shareholder’s holding period for the U.S. Total Stock Fund shares received by the shareholder in the Reorganization will include the holding period during which the Small-Mid Cap Fund shareholder held Small-Mid Cap Fund shares surrendered in exchange therefor, provided that the Small-Mid Cap Fund shareholder held such shares as a capital asset on the date of the Reorganization.
The table below shows each Target Fund’s approximate net assets, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of December 31, 2023. Each Target Fund’s unrealized gains/losses and net realized losses (if any) will generally carryover to U.S. Total Stock Fund in the Reorganization and, based on the data shown below, U.S. Total Stock Fund could end up with larger net unrealized gains and smaller net realized losses (in each case, as a percentage of assets) than Small-Mid Cap Fund currently has. As a result, Small-Mid Cap Fund shareholders could end up receiving larger capital gain distributions following the merger than they would if Small-Mid Cap Fund continued as a standalone fund. In addition, prior to the Reorganization each Target Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain, including any gains attributable to portfolio repositioning prior to the Reorganization. These tax considerations should not have a significant impact on shareholders in tax-advantaged accounts or on shareholders who already hold both Target Funds (and substantially all managed account clients who own shares of one of the Target Funds own shares of both Target Funds).
Tax Position as of December 31, 2023 ($M)

Fund Name	Fiscal Year End	Net Assets	Capital Loss Carryforwards	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Large Cap Fund	May 31	$ 55,564.4	$ 0	$423.0(a)	$26,843.5
Small-Mid Cap Fund	Feb 28	$9,196.8	$0	$(49.1)	$1,586.6

a)
Large Cap Fund had net realized gains as of December 31, 2023 but those gains, if not offset by realized losses prior to the fiscal year ending May 31, 2024, will normally be distributed in July regardless of whether the Reorganization takes place.

Shareholders of Small-Mid Cap Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Small-Mid Cap Fund and U.S. Total Stock Fund are diversified series of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware business trust on March 8, 2006. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Delaware business trust, governed by the same Trust Instrument, the rights of the security holders of Small-Mid Cap Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

25

Operations of U.S. Total Stock Fund Following the Reorganization
Strategic Advisers does not expect U.S. Total Stock Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to U.S. Total Stock Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve U.S. Total Stock Fund in their current capacities.
Mr. Devitt, Lead Portfolio Manager of the Large Cap Fund, will be Lead Portfolio Manager on the U.S. Total Stock Fund, and Mr. Anantanatarajan, Co-Portfolio Manager of the Large Cap Fund, and Mr. Golden, Lead Portfolio Manager of the Small-Mid Cap Fund, will both be Co-Portfolio Managers on the U.S. Total Stock Fund. Mr. Devitt, Mr. Anantanatarajan and Mr. Golden are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Large Cap Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Small-Mid Cap Fund and U.S. Total Stock Fund as of November 30, 2023, and on a pro forma combined basis (unaudited) as of that date giving effect to all of the Reorganizations.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Small-Mid Cap Fund[c]	$8,283,894,247	$ 13.81	599,769,228
U.S. Total Stock Fund[d]	N/A	N/A	N/A
U.S. Total Stock Fund Pro Forma Combined Fund	$61,400,068,574	$10.00[b]	6,140,006,857[a]

[a]	Per Regulation S-X Section 210.11 - 02 (a)(7) shares have been adjusted to reflect what will be issued post-merger.
[b]	U.S. Total Stock Fund expected to launch at $10.00 net asset value per share.
[c]	Small-Mid Cap Fund’s estimated one time proxy costs related to the proposals in this proxy statement is $52,239.
[d]	U.S. Total Stock Fund is a new fund and has not yet commenced operations.
The combined fund pro forma capitalization shown above assumes that all of the Reorganizations occur.
The table above assumes that the Reorganizations described in Proposals 1 and 2 occurred on November 30, 2023. The table is for information purposes only. No assurance can be given as to how many U.S. Total Stock Fund shares will be received by shareholders of Small-Mid Cap Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of U.S. Total Stock Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on March 7, 2024. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Small-Mid Cap Fund and U.S. Total Stock Fund and that the interests of existing shareholders of Small-Mid Cap Fund and U.S. Total Stock Fund would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Small-Mid Cap Fund will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust II may consider other proposals for the reorganization or liquidation of the fund.
The Board of Trustees of Small-Mid Cap Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

26

ADDITIONAL INFORMATION ABOUT THE FUNDS
Large Cap Fund’s and Small-Mid Cap Fund’s financial highlights for the fiscal year ended May 31, 2023 and February  29, 2024 , respectively, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders, are included in each fund’s prospectus. The financial highlights for Large Cap Fund, updated to include the corresponding semiannual data (unaudited), are included in the Semiannual Report to Shareholders for the six-month period ended November 30, 2023. Large Cap Fund’s updated financial highlights are incorporated herein by reference. U.S. Total Stock Fund is a newly created fund and does not have any historical financial highlights.
The financial highlights audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

27

VOTING INFORMATION
Solicitation of Proxies; Expenses
This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at each Meeting. The purpose of each Meeting is set forth in the accompanying Notice.
The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about May 13, 2024. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trust. In addition, Broadridge Financial Solutions, Inc. (Broadridge) may be paid on a per-call basis to solicit shareholders by telephone on behalf of Large Cap Fund and Small-Mid Cap Fund. Large Cap Fund and Small-Mid Cap Fund may also arrange to have votes recorded by telephone. Broadridge may be paid on a per-call basis for vote-by-phone solicitations on behalf of Large Cap Fund and Small-Mid Cap Fund. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated aggregate cost for Broadridge to call and solicit votes	Estimated aggregate cost for Broadridge to receive votes over the phone
Large Cap Fund	$ 1,300	$ 325
Small-Mid Cap Fund	$1,300	$325

If a fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.
For Large Cap Fund and Small-Mid Cap Fund, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be paid by the funds.
Each of Large Cap Fund and Small-Mid Cap Fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated between the funds based on the number of shareholder accounts in each fund.
For a free copy of Large Cap Fund’s and Small-Mid Cap Fund’s annual reports for the fiscal year ended May 31, 2023 and February 28, 2023, respectively, and Large Cap Fund’s and Small-Mid Cap Fund’s semi-annual reports for the fiscal period ended November 31, 2023 and August 31, 2023, respectively, call 1-800-544-3455, log-on to www.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.
Record Date; Quorum; and Method of Tabulation
Shareholders of record as of the close of business on May 13, 2024 will be entitled to vote at the Meeting of the fund in which they hold shares. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.
If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, by the trust’s receipt of a subsequent valid telephonic or internet vote, or by attending a fund’s Meeting and voting in person.
All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum.
With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.
One-third of each fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the applicable Meeting. If a quorum is not present, or if a quorum is present but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments to

28

permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted against the proposed adjournment.
Certain shares are registered to Strategic Advisers or a Strategic Advisers affiliate. To the extent that Strategic Advisers or a Strategic Advisers affiliate has discretion to vote, these shares will be voted at the Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.
Strategic Advisers does not generally acquire authority for, or exercise, proxy voting on a client’s behalf in connection with managing client accounts and such clients must exercise any proxy voting directly. However, certain clients enrolled in Fidelity managed account programs have elected Strategic Advisers to act as agent to receive proxy voting materials for Fidelity® Funds (including Strategic Advisers funds) and non-Fidelity funds held in their accounts. For Fidelity® Funds, such shareholders have instructed Strategic Advisers to vote proxies of a Fidelity® Fund in the same proportion as the vote of all other holders of such Fidelity® Fund.
Share Ownership
As of March 31, 2024 , shares of Large Cap Fund and Small-Mid Cap Fund issued and outstanding were as follows:

Number of Shares
Large Cap Fund	4,801,617,116
Small-Mid Cap Fund	622,406,132

U.S. Total Stock Fund is a newly created fund and has not yet commenced operations.
As of [March 31, 2024], the Trustees, Members of the Advisory Board (if any), and officers of Large Cap Fund and Small-Mid Cap Fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to the fund.
To the knowledge of the trust, no shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date.
Required Vote
Approval of each Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the specific fund involved in that Reorganization. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN will have the same effect as votes cast AGAINST a proposal.
Other Business
The Board knows of no business other than the matters set forth in this Proxy Statement to be brought before each Meeting However, if any other matters properly come before each Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.
MISCELLANEOUS
Legal Matters
Certain legal matters in connection with the issuance of U.S. Total Stock Fund shares have been passed upon by Dechert LLP, counsel to the trust.

29

Experts
The audited financial statements of Large Cap Fund and Small-Mid Cap Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are included in the funds’ Annual Reports to Shareholders for the fiscal year ended May 31, 2023 and February 28, 2023 for Large Cap Fund and Small-Mid Cap Fund, respectively. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting. The unaudited financial statements for Large Cap Fund and Small-Mid Cap Fund for the six-month period ended November 30, 2023 and August, 31, 2023, respectively, are also incorporated by reference into the Statement of Additional Information relating to this registration statement.
The financial highlights audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees
Please advise Fidelity Rutland Square Trust II, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

30

Exhibit 1
Form of Agreement and Plan of Reorganization
THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of May 13, 2024 by and between Fidelity Rutland Square Trust II, a Delaware statutory trust, on behalf of each “Acquired Fund” listed on Schedule A and Strategic Advisers U.S. Total Stock Fund (the “Acquiring Fund”), each a series of Fidelity Rutland Square Trust II. Fidelity Rutland Square Trust II may be referred to herein as the “Trust.” The Trust is a duly organized statutory trust under the laws of the State of Delaware with its principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Funds may be referred to herein collectively as the “Funds” or each individually as the “Fund.”
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). For each Acquired Fund the reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”
In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:
1. REPRESENTATIONS AND WARRANTIES OF EACH ACQUIRED FUND. Each Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:
(a) The Acquired Fund is a series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Strategic Advisers Large Cap Fund (“Large Cap Acquired Fund”) dated July 29, 2023 and the Prospectus and Statement of Additional Information of the Strategic Advisers Small-Mid Cap Fund (“Small-Mid Cap Acquired Fund”) dated April 29, 2023, as supplemented and April 29, 2023, as revised October 12, 2023, respectively, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;
(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Trust Instrument or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Large Cap Acquired Fund at May 31, 2023, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended November 30, 2023. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Large Cap Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Large Cap Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Large Cap Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of May 31, 2023 and those incurred in the ordinary course of the Large Cap Acquired Fund’s business as an investment company since May 31, 2023;
(h) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Small-Mid Cap Acquired Fund at February 28, 2023, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Small-Mid Cap Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Small-Mid

31

Cap Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(i) The Small-Mid Cap Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of February 28, 2023 and those incurred in the ordinary course of the Small-Mid Cap Acquired Fund’s business as an investment company since February 28, 2023;
(j) The registration statement (“Registration Statement”) filed with the Securities and Exchange Commission (“Commission”) by the Trust on Form N-14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (“Proxy Statement”), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the “Prospectus”), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(k) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);
(l) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(m) The Small-Mid Cap Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date and the Large Cap Acquired Fund has met the requirements of Subchapter M of the Code for the qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on May 31, 2024 and its taxable year ending on the Closing Date;
(n) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Delaware law (except as disclosed in the Acquired Fund’s Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;
(o) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and
(p) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.
2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with each Acquired Fund that:
(a) The Acquiring Fund is a series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated [May 6, 2024], previously furnished to each Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

32

(d) Except as disclosed in writing to each Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to each Acquired Fund;
(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Trust Instrument or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;
(f) [Reserved];
(g) [Reserved];
(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;
(i) [Reserved];
(j) The Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for its taxable year ending on May 31, 2025;
(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to each Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;
(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of each Acquired Fund;
(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and
(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.
3. REORGANIZATION.
(a) Subject to the requisite approval of the shareholders of each respective Acquired Fund and to the other terms and conditions contained herein, each Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of each respective Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the liabilities existing on or after the Closing Date for each respective Acquired Fund, whether or not determinable on the Closing Date, and (ii) to issue and deliver to each Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of each respective Acquired Fund transferred hereunder, less the value of the liabilities of each Acquired Fund, determined as provided for under Section 4.
(b) The assets of each Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. Each Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on

33

or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.
(c) The liabilities of each Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, each Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.
(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, each Acquired Fund will constructively distribute pro rata to its respective shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Trust Instrument. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of each respective Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on each Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.
(e) Any reporting responsibility of an Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on each Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.
4. VALUATION.
(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the “Valuation Time”).
(b) As of the Closing Date, the Acquiring Fund will deliver to each Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of each respective Acquired Fund transferred hereunder less the liabilities of each respective Acquired Fund, determined as provided in this Section 4.
(c) The net asset value per share of the Acquiring Fund shares to be delivered to each Acquired Fund, the value of the assets of each Acquired Fund transferred hereunder, and the value of the liabilities of each Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.
(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of each Acquired Fund shall be computed in the manner set forth in the then-current Acquiring Fund Prospectus and Statement of Additional Information.
(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for each Acquired Fund and the Acquiring Fund.
5. FEES; EXPENSES.
(a) Each Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement incurred by such Acquired Fund.
(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.
(c) The Acquiring Fund and each Acquired Fund represent that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.
6. CLOSING DATE.
(a) The Reorganization, together with related acts necessary to consummate the same (the “Closing”), unless otherwise provided herein, shall occur at the principal office of the Trust, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on August 16, 2024, or at some other time, date, and place agreed to by each Acquired Fund and the Acquiring Fund (the “Closing Date”).

34

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of an Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.
7. SHAREHOLDER MEETING AND TERMINATION OF EACH ACQUIRED FUND.
(a) Each Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.
(b) Each Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, each Acquired Fund shall be terminated as a series of the Trust pursuant to its Trust Instrument, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date each Acquired Fund shall not conduct any business except in connection with its liquidation and termination.
8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.
(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of each Acquired Fund made in this Agreement are true and correct in all material respects and that each Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;
(b) That this Agreement and the transactions contemplated herein are approved by the requisite vote of the holders of the outstanding shares of beneficial interest of each respective Acquired Fund;
(c) That, on or prior to the Closing Date, each Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of each respective Acquired Fund substantially all of the respective Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;
(d) That the Acquiring Fund at the Closing shall have access to a statement of each Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;
(e) That each Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) each Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;
(f) That the Acquiring Fund at the Closing shall have access to the number of shares of each Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by each Acquired Fund’s transfer agent;
(g) That each Acquired Fund calls a meeting of its respective shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of each respective Acquired Fund;
(h) That there has been no material adverse change in each of the Large Cap Acquired Fund’s financial position since May 31, 2023 or the Small-Mid Cap Acquired Fund’s financial position since February 28, 2023, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and
(i) That all of the issued and outstanding shares of beneficial interest of each respective Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of each Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, each Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of such Acquired Fund to have offered for sale and sold such shares in conformity with such laws.
9. CONDITIONS TO OBLIGATIONS OF EACH ACQUIRED FUND.
(a) That the Acquiring Fund shall have executed and delivered to each Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

35

(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and
(c) That each Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.
10.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND EACH ACQUIRED FUND.
(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of each respective Acquired Fund;
(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or each Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or each Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;
(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;
(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and
(f) That the Acquiring Fund and each Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and each Acquired Fund substantially to the effect that for federal income tax purposes:
(i) The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.
(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.
(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.
(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.
(vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).
(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.
(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.
(ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

36

11. COVENANTS OF THE ACQUIRING FUND AND EACH ACQUIRED FUND.
(a) The Acquiring Fund and each Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;
(b) Each Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;
(c) Each Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of each Acquired Fund’s shares; and
(d) Each Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Trust Instrument in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.
12.	TERMINATION; WAIVER.
The Acquiring Fund and each Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or each Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:
(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
In the event of any such termination, there shall be no liability for damages on the part of each Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.
13.	SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.
(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the State of Delaware.
(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or each Acquired Fund ; provided, however, that following the shareholders’ meeting called by each Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to each Acquired Fund respective shareholders under this Agreement to the detriment of such shareholders without their further approval.
(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.
The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.
14.	DECLARATIONS OF TRUST.
A copy of each Fund’s Trust Instrument is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

37

15. ASSIGNMENT.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.
[SIGNATURE LINES OMITTED]

38

Attachment 1
The following table shows the capitalization of Large Cap, Small-Mid Cap, and U.S. Total Stock Fund as of November 30, 2023, and on a pro forma combined basis (unaudited) as of that date giving effect to all of the Reorganizations if all are approved.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Large Cap Fund[c]	$53,116,174,327	$ 11.42	4,651,593,711
Small-Mid Cap Fund[d]	$8,283,894,247	$13.81	599,769,228
U.S. Total Stock Fund[e]	N/A	N/A	N/A
U.S. Total Stock Fund Pro Forma Combined Fund	$61,400,068,574	$10.00[b]	6,140,006,857[a]

a	Per Regulation S-X Section 210.11 - 02 (a)(7) shares have been adjusted to reflect what will be issued post-merger.
[b]	U.S. Total Stock Fund expected to launch at $10.00 net asset value per share.
[c]	Large Cap Fund’s estimated one time proxy costs related to the proposals in this proxy statement is $86,861.
[d]	Small-Mid Cap Fund’s estimated one time proxy costs related to the proposals in this proxy statement is $52,239.
[e]	U.S. Total Stock Fund is a new fund and has not yet commenced operations.

39

(This Page Intentionally Left Blank.)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9912044.100	RSM24-PXS-0524

Fund/Ticker
Strategic Advisers® U.S. Total Stock Fund/FSAKX
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Prospectus
May 6, 2024

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Strategic Advisers® U.S. Total Stock Fund
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Additional Index Information

Fund Summary
Fund:
Strategic Advisers® U.S. Total Stock Fund

Investment Objective

Strategic Advisers® U.S. Total Stock Fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	0.44% A, B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01% A
Acquired fund fees and expenses	0.04% A
Total annual operating expenses	0.49%
Fee waiver and/or expense reimbursement	0.25% B
Total annual operating expenses after fee waiver and/or expense reimbursement	0.24%
ABased on estimated amounts for the current fiscal year.
BStrategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.65% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2027, and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$25
3 years	$77

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
  Normally investing at least 80% of assets in U.S. stocks and in shares of other U.S. stock funds.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both. Additionally, the fund is not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated equity funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated equity funds that participate in Fidelity's FundsNetwork®, non-affiliated ETFs (collectively, underlying funds), and sub-advisers.
  Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
  Multiple Sub-Adviser Risk.
Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds.
Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
  Stock Market Volatility.
Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.
Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.
The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs.
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  "Growth" Investing.
"Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.
"Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing.
Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing.
The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing.
The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
Investment Adviser
Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P., ArrowMark Colorado Holdings LLC, BlackRock Investment Management, LLC, Boston Partners Global Investors, Inc., Brandywine Global Investment Management, LLC, D. E. Shaw Investment Management, L.L.C., FIAM LLC, FIL Investment Advisors, Fidelity Diversifying Solutions LLC, GW&K Investment Management, LLC, Geode Capital Management, LLC, J.P. Morgan Investment Management Inc., LSV Asset Management, Loomis, Sayles & Company, L.P., Neuberger Berman Investment Advisers LLC, Pacific Investment Management Company LLC, PineBridge Investments LLC, Portolan Capital Management, LLC, Principal Global Investors, LLC, River Road Asset Management, LLC, T. Rowe Price Associates, Inc., Wellington Management Company LLP, and William Blair Investment Management, LLC have been retained to serve as sub-advisers for the fund.
FIL Investment Advisors (UK) Limited (FIA(UK)), FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan) have been retained to serve as sub-subadvisers for the fund.
The Adviser may change a sub-adviser's asset allocation at any time, including allocating no assets to, or terminating the sub-advisory contract with, a sub-adviser.
Portfolio Manager(s)
Niall Devitt (Lead Portfolio Manager) has managed the fund since 2024.
Gopalakrishnan Anantanatarajan (Co-Portfolio Manager) has managed the fund since 2024.
Barry Golden (Co-Portfolio Manager) has managed the fund since 2024.
Purchase and Sale of Shares
The fund is not available for sale to the general public.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
There is no purchase minimum for fund shares.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics
Investment Details

Investment Objective
Strategic Advisers® U.S. Total Stock Fund seeks capital appreciation.
Principal Investment Strategies
The fund normally invests at least 80% of its assets in U.S. stocks and in shares of other U.S. stock funds. An issuer is deemed to be located in the U.S. if the principal trading market for the security is in the United States or the issuer is organized under the laws of the United States.
The fund may invest in securities of foreign issuers in addition to securities of domestic issuers.
The fund is not constrained by any particular investment style. At any given time, the fund may tend to buy "growth" stocks or "value" stocks, or a combination of both types. Additionally, the fund is not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.
The fund implements its investment strategies by investing directly in securities through one or more sub-advisers or indirectly in securities through one or more underlying funds, which in turn invest directly in securities.
The Adviser may allocate the fund's assets among any number of underlying funds or sub-advisers at any time. The Adviser may adjust allocations among underlying funds or sub-advisers from time to time, including making no allocation at all to one or more sub-advisers.
The Adviser pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to favor those underlying funds and sub-advisers that the Adviser believes will provide the most favorable outlook for achieving the fund's investment objective.
When determining how to allocate the fund's assets among sub-advisers and underlying funds, the Adviser uses proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover.
The fund may invest in affiliated equity funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated equity funds that typically participate in Fidelity's FundsNetwork® and in non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company LLC (FMR) (an affiliated company that, together with the Adviser, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. Fidelity may receive service fees that typically are at an annual rate of up to 0.40% of a non-affiliated underlying fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork®, though such fees may be higher or lower, or may be charged as transaction and/or account fees. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork®.
The Adviser generally identifies U.S. stock funds by reference to a fund's name, policies, or investments. Whether an underlying fund is a U.S. stock fund is determined at the time of investment and evaluated periodically thereafter.
For information on the underlying funds, see the underlying funds' prospectuses. A copy of any underlying Fidelity® fund's prospectus is available at www.fidelity.com or institutional.fidelity.com. For a copy of any other underlying fund's prospectus, visit the web site of the company that manages or sponsors that underlying fund.
Common types of investment approaches that a sub-adviser may use in selecting investments for a fund include, but are not limited to, quantitative analysis, fundamental analysis, or a combination of both approaches. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
It is not possible to predict the extent to which the fund's assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.
The fund's initial shareholder approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, the Adviser has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.
Description of Principal Security Types
In addition to investing in underlying funds, the fund may invest directly in the following principal security types:
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.
Principal Investment Risks
Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. The fund's share price changes daily based on the performance of the underlying funds and securities in which it invests and on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of underlying funds and securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that underlying fund or issuer.
If the Adviser's or a sub-adviser's allocation strategies do not work as intended, the fund may not achieve its objective. A portfolio manager's evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions.
When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.
The following factors can significantly affect the fund's performance:
Multiple Sub-Adviser Risk. Because each sub-adviser manages its allocated portion, if any, independently from another sub-adviser, it is possible that the sub-advisers' security selection processes may not complement one another. As a result, the fund's aggregate exposure to a particular industry or group of industries, or to a single issuer, could unintentionally be larger or smaller than intended. Because each sub-adviser directs the trading for its own portion, if any, of the fund, and does not aggregate its transactions with those of the other sub-advisers, the fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire fund.
Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, and in certain cases further limit investments to the extent a fund's shares are already held by the Adviser or its affiliates. The fund bears all risks of investment strategies employed by the underlying funds. The fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying passively managed funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. In addition, errors in the construction or calculation of the index tracked by an underlying passively managed fund may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the performance of the underlying fund and its shareholders.
Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.
Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.
Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
Investing in ETFs. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid. An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs that track an index are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark).
"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.
Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.
Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.
Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.
In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.
Other Investment Strategies
In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.
The fund may also use various techniques, such as buying and selling futures contracts, swaps (interest rate, total return, and credit default), options (including options on futures and swaps), forward contracts (including forward foreign currency exchange contracts), and forward-settling securities, to increase or decrease its exposure to changing security prices, interest rates, credit qualities, foreign exchange rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, currency, or index. In addition, the fund may have indirect exposure to derivatives through its investments in underlying funds.

Non-Fundamental Investment Policies
The fund's investment objective is non-fundamental and may be changed without shareholder approval.

Shareholder Notice
The following is subject to change only upon 60 days' prior notice to shareholders:
Strategic Advisers® U.S. Total Stock Fund normally invests at least 80% of its assets in U.S. stocks and in shares of other U.S. stock funds.
Valuing Shares

The fund is open for business each day the NYSE is open.
The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV.
NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the SEC.
To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.
Shares of underlying funds (other than ETFs) are valued at their respective NAVs. NAV is calculated using the values of the underlying funds in which the fund invests. For an explanation of the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing, see the underlying funds' prospectuses and Statements of Additional Information (SAIs). Other assets (including securities issued by ETFs) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies.
Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.
Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information
Additional Information about the Purchase and Sale of Shares

NOT AVAILABLE FOR SALE TO THE GENERAL PUBLIC.
As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.
General Information
Shares can be purchased only through certain discretionary investment programs offered by the Adviser or its affiliates. If you are not currently a client of a Fidelity discretionary investment program, please call 1-800-544-3455 (9:00 a.m. - 6:00 p.m. Eastern time, Monday through Friday) for more information. Additional fees apply for discretionary investment programs. For more information on these fees, please refer to the "Buying and Selling Information" section of the SAI.
The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.
Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.
Because investments in the fund can only be made by the Adviser or an affiliate on behalf of its clients, the potential for excessive or short-term disruptive purchases and sales is reduced. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive trading of fund shares and the fund accommodates frequent trading.
The fund does not place a limit on purchases or sales of fund shares by the Adviser or its affiliates. The fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, the fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.
Buying Shares
Eligibility
Shares are generally available only to investors residing in the United States.
Shares are available only to certain discretionary investment programs offered by the Adviser or its affiliates.
There is no minimum balance or purchase minimum for fund shares.
Price to Buy
The price to buy one share is its NAV. Shares are sold without a sales charge.
Shares will be bought at the NAV next calculated after an order is received in proper form.
Provided the fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.
The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.
Selling Shares
The price to sell one share is its NAV.
Shares will be sold at the NAV next calculated after an order is received in proper form.
Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.
Provided the fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.
See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.
Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
Redemption proceeds may be paid in underlying fund shares, securities, or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.
Policies Concerning the Redemption of Fund Shares
Shares of the fund are only available to certain discretionary investment programs offered by the Adviser or its affiliates.
If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.
If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.
As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.
Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.
In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.
When your relationship with your managed account provider is terminated, your shares may be sold at the discretion of the managed account provider at the NAV next calculated after the sell order is placed, in which case the redemption proceeds will remain in your account pending your instruction.
Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.
The fund normally pays dividends and capital gain distributions per the tables below:
Fund Name	Dividends Paid
Strategic Advisers® U.S. Total Stock Fund	July, December
Fund Name	Capital Gains Paid
Strategic Advisers® U.S. Total Stock Fund	July, December
Distribution Options
Any dividends and capital gain distributions may be reinvested in additional shares or paid in cash.
Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you (for non-retirement accounts).
Taxes on Distributions
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).
If the Adviser buys shares on your behalf when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.
Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.
Taxes on Transactions
Your redemptions may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.
Fund Services
Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.
The fund employs a multi-manager and a fund of funds investment structure. The Adviser may allocate the fund's assets among any number of sub-advisers or underlying funds. The Adviser may adjust allocations among underlying funds or sub-advisers from time to time, including making no allocation to, or terminating the sub-advisory contract with, a sub-adviser.
Adviser
Strategic Advisers LLC. The Adviser is the fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.
As of December 31, 2023, the Adviser had approximately $792.6 billion in discretionary assets under management, and approximately $4.9 trillion when combined with all of its affiliates' assets under management.
As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.
Sub-Adviser(s)
AllianceBernstein L.P. (AllianceBernstein), at 501 Commerce Street, Nashville, TN 37203, has been retained to serve as a sub-adviser for the fund. As of February 29, 2024, AllianceBernstein had approximately $745 billion in discretionary assets under management.
ArrowMark Colorado Holdings, LLC (ArrowMark), at 100 Fillmore Street, Suite 325, Denver, CO 80206, has been retained to serve as a sub-adviser for the fund. As of February 29, 2024, ArrowMark had approximately $22.3 billion in discretionary assets under management, which includes commercial real estate assets and commercial mortgage loans that ArrowMark or its affiliates has originated and/or currently manages.
BlackRock Investment Management, LLC (BlackRock), at 1 University Square Drive, Princeton, New Jersey 08540, has been retained to serve as a sub-adviser for the fund. As of December 31, 2023, BlackRock had approximately $10.01 trillion in assets under management.
Boston Partners Global Investors, Inc. (Boston Partners), at One Beacon Street, 30th Floor, Boston, MA 02108, has been retained to serve as a sub-adviser for the fund. As of February 29, 2024, Boston Partners had approximately $97.3 billion in assets under management.
Brandywine Global Investment Management, LLC (Brandywine Global), at 1735 Market Street, Philadelphia, Pennsylvania 19103, has been retained to serve as a sub-adviser for the fund. As of February 29, 2024, Brandywine Global had approximately $62.8 billion in assets under management.
D. E. Shaw Investment Management, L.L.C. (DESIM), at 1166 Avenue of the Americas, Ninth Floor, New York, NY 10036, has been retained to serve as a sub-adviser for the fund. As of February 29, 2024, the D. E. Shaw group had approximately $68.7 billion in discretionary assets under management, of which DESIM managed approximately $17.7 billion.
Fidelity Diversifying Solutions LLC (FDS), at 245 Summer Street, Boston, Massachusetts 02210, has been retained to serve as a sub-adviser for the fund. FDS is an affiliate of Strategic Advisers. As of December 31, 2023, FDS had approximately $2.6 billion in discretionary assets under management.
Other investment advisers have been retained to assist FDS with foreign investments:
  FMR UK, at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, has been retained to serve as a sub-subadviser for the fund. As of December 31, 2023, FMR UK had approximately $14.6 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR UK is an affiliate of both FDS and the Adviser.
  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, has been retained to serve as a sub-subadviser for the fund. As of December 31, 2023, FMR H.K. had approximately $24.4 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of both FDS and the Adviser.
  FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, has been retained to serve as a sub-subadviser for the fund. As of March 31, 2023, FMR Japan had approximately $2.9 billion in discretionary assets under management. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of both FDS and the Adviser.
FIAM LLC (FIAM), at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of December 31, 2023, FIAM had approximately $219.2 billion in discretionary assets under management.
Other investment advisers have been retained to assist FIAM with foreign investments:
  FMR UK, at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, has been retained to serve as a sub-subadviser for the fund. As of December 31, 2023, FMR UK had approximately $14.6 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR UK is an affiliate of both FIAM and the Adviser.
  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, has been retained to serve as a sub-subadviser for the fund. As of December 31, 2023, FMR H.K. had approximately $24.4 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of both FIAM and the Adviser.
  FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, has been retained to serve as a sub-subadviser for the fund. As of March 31, 2023, FMR Japan had approximately $2.9 billion in discretionary assets under management. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of both FIAM and the Adviser.
FIL Investment Advisors (FIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, has been retained to serve as a sub-adviser for the fund. As of December 31, 2023, FIA had approximately $9.0 billion in discretionary assets under management.
Another investment adviser has been retained to assist FIA with foreign investments:
  FIA(UK), at Beech Gate, Millfield Lane, Lower Kingswood, Tadworth, Surrey, KT20 6RP, United Kingdom, has been retained to serve as a sub-subadviser for the fund. As of December 31, 2023, FIA(UK) had approximately $7.3 billion in discretionary assets under management. FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Geode Capital Management, LLC (Geode), at 100 Summer Street, 12th Floor, Boston, Massachusetts 02110, has been retained to serve as a sub-adviser for the fund. As of December 31, 2023, Geode had approximately $1.0 trillion in discretionary assets under management.
GW&K Investment Management, LLC (GW&K), at 222 Berkeley Street, Boston, MA 02116, has been retained to serve as a sub-adviser for the fund. As of February 29, 2024, GW&K had approximately $51.4 billion in assets under management.
J.P. Morgan Investment Management Inc. (JPMorgan), at 277 Park Avenue, New York, NY 10172, has been retained to serve as a sub-adviser for the fund. As of December 31, 2023, JPMorgan had approximately $2.95 trillion in discretionary assets under management.
Loomis, Sayles & Company, L.P. (Loomis Sayles), at One Financial Center, Boston, Massachusetts 02111, has been retained to serve as a sub-adviser for the fund. As of December 31, 2023, Loomis Sayles had approximately $335 billion in assets under management.
LSV Asset Management (LSV), at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of February 29, 2024, LSV had approximately $97 billion in discretionary assets under management.
Neuberger Berman Investment Advisers LLC (Neuberger Berman), at 1290 Avenue of the Americas, New York, New York 10104, has been retained to serve as a sub-adviser for the fund. As of December 31, 2023, the Neuberger Berman organization affiliates managed approximately $463 billion in assets under management.
Pacific Investment Management Company LLC (PIMCO), at 650 Newport Center Drive, Newport Beach, California 92660, has been retained to serve as a sub-adviser for the fund. As of March 31, 2024, PIMCO had approximately $1.89 trillion in assets under management.
PineBridge Investments LLC (PineBridge), at Park Avenue Tower, 65 E 55th St, New York, New York 10022, has been retained to serve as a sub-adviser for the fund. As of February 29, 2024, PineBridge had approximately $165.4 billion in assets under management.
Portolan Capital Management, LLC (Portolan), at Two International Place, 26th Floor, Boston, Massachusetts 02110, has been retained to serve as a sub-adviser for the fund. As of February 29, 2024, Portolan had approximately $1.4 billion in assets under management.
Principal Global Investors, LLC (Principal), at 801 Grand Avenue, Des Moines, Iowa 50392, has been retained to serve as a sub-adviser for the fund. As of December 31, 2023, Principal had approximately $540.44 billion in assets under management.
River Road Asset Management, LLC (River Road), at 462 South 4th Street, Suite 2000, Louisville, Kentucky 40202, has been retained to serve as a sub-adviser for the fund. As of February 29, 2024, River Road had approximately $7.7 billion in assets under management.
T. Rowe Price Associates, Inc. (T. Rowe Price), at 100 East Pratt Street, Baltimore, Maryland 21202, has been retained to serve as a sub-adviser for the fund. As of December 31, 2023, T. Rowe Price had approximately $1.44 trillion in assets under management.
Wellington Management Company LLP (Wellington), at 280 Congress Street, Boston, Massachusetts 02210, has been retained to serve as a sub-adviser for the fund. As of February 29, 2024, Wellington had approximately $1.225 trillion in assets under management.
William Blair Investment Management, LLC (William Blair), at 150 North Riverside Plaza, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of January 31, 2024, William Blair had approximately $66.87 billion in assets under management.
Portfolio Manager(s)
Niall Devitt is Lead Portfolio Manager of Strategic Advisers® U.S. Total Stock Fund, which he has managed since 2024. He also manages other funds. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager.
Gopalakrishnan Anantanatarajan is Co-Portfolio Manager of Strategic Advisers® U.S. Total Stock Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Anantanatarajan has worked as a senior research analyst, research analyst, research associate, a senior research associate, and portfolio manager.
Barry Golden, CFA, is Co-Portfolio Manager of Strategic Advisers® U.S. Total Stock Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Golden has worked as a research analyst, associate director of investments for Strategic Advisers' Charitable Gift Fund, portfolio manager, and as a team leader for Strategic Advisers' alternatives research investment team.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).
From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
Advisory Fee(s)
The fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The fund's management fee is calculated by adding the annual rate of 0.25% of the fund's average daily net assets throughout the month plus the total fees payable monthly to the fund's sub-advisers, if any, pursuant to the applicable investment sub-advisory agreement(s).
Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future.
The fund's maximum aggregate annual management fee will not exceed 0.65% of the fund's average daily net assets.
The Adviser has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets through September 30, 2027.
In return for the services of the fund's sub-advisers, the Adviser will pay each of the fund's sub-advisers the fee (as described above) payable to that sub-adviser.
FIA, in turn, will pay FIA(UK) for providing sub-subadvisory services. FIAM, in turn, will pay FMR UK, FMR H.K., and FMR Japan for providing sub-subadvisory services. FDS, in turn, will pay FMR UK, FMR H.K., and FMR Japan for providing sub-subadvisory services.
The basis for the Board of Trustees approving the management contract, sub-advisory agreements, and sub-subadvisory agreements for the fund will be included in the fund's semi-annual report for the fiscal period ending November 30, 2024, when available.
Fund Distribution

FDC distributes the fund's shares.
Distribution and Service Plan(s)
The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.
Affiliates of the Adviser may receive service fees or distribution fees or both with respect to underlying funds that participate in Fidelity's FundsNetwork®.
If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to, or to buy shares of the fund from, any person to whom it is unlawful to make such offer.

Appendix

Additional Index Information

Dow Jones U.S. Total Stock Market Index℠ is a float-adjusted market capitalization-weighted index of all equity securities of U.S. headquartered companies with readily available price data.
IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). A financial report will be available once the fund has completed its first annual or semi-annual period. The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.
For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-3455. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.
The Statement of Additional Information (SAI), the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-21991
Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.
1.9911780.100	STS-PRO-0524

Strategic Advisers Large Cap Fund
Strategic Advisers Small-Mid Cap Fund
Strategic Advisers U.S. Total Stock Fund
(Series of Fidelity Rutland Square Trust II)
FORM N-14
STATEMENT OF ADDITIONAL INFORMATION
May 13, 2024
This Statement of Additional Information (SAI) relates to the proposed acquisition of Strategic Advisers Large Cap Fund (Large Cap Fund) and Strategic Advisers Small-Mid Cap Fund (Small-Mid Cap Fund), series of Fidelity Rutland Square Trust II, by Strategic Advisers U.S. Total Stock Fund (U.S. Total Stock Fund), a series of Fidelity Rutland Square Trust II. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, U.S. Total Stock Fund will acquire all of the assets of Large Cap Fund and Small-Mid Cap Fund and assume all of Large Cap Fund’s and Small-Mid Cap Fund’s liabilities, in exchange solely for shares of beneficial interest in U.S. Total Stock Fund.
This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.
This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:
1.	The Prospectus of Strategic Advisers U.S. Total Stock Fund, dated May 6, 2024, which was previously filed via EDGAR (Accession No. 0001364924-24-000135) .
2.	The Statement of Additional Information of Strategic Advisers U.S. Total Stock Fund, dated May 6, 2024, which was previously filed via EDGAR (Accession No. 0001364924-24-000135).
3.	The Prospectus of Strategic Advisers Large Cap Fund dated July 29, 2023, as supplemented, which was previously filed via EDGAR (Accession No. 0001364924-23-000222).
4.
The Statement of Additional Information of Strategic Advisers Large Cap Fund dated July 29, 2023, as revised October 5, 2023, which was previously filed via EDGAR (Accession No. 0001364924-23- 000261 ).

5.	The Prospectus of Strategic Advisers Small-Mid Cap Fund dated April 29, 2024 , as supplemented, which was previously filed via EDGAR (Accession No. 0001364924- 24-000092 ).
6.	The Statement of Additional Information for Small-Mid Cap Fund dated April 29, 2024 , which was previously filed via EDGAR (Accession No. 0001364924- 24-000092 ).
7.
The Financial Statements included in the Annual Report of Strategic Advisers Large Cap Fund for the fiscal year ended May 31, 2023, which was previously filed via EDGAR (Accession No. 0001364924-23-000182).

8.
The Unaudited Financial Statements included in the Semiannual Report of Strategic Advisers Large Cap Fund for the fiscal period ended November 30, 2023, which was previously filed via EDGAR (Accession No. 0001364924-24-000007).

9.
The Financial Statements included in the Annual Report of Strategic Advisers Small-Mid Cap Fund for the fiscal year February  29 , 2024 , which was previously filed via EDGAR (Accession No. 0001364924- 24 -0000 84 ).

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)
A table showing the fees of each Acquired Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to each proposed Reorganization, is included in the “Examples of Effect of Fund Expenses” section of the Prospectus/Proxy Statement.
None of the Reorganizations will result in a material change any Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by each Acquired Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to an Acquired Fund’s portfolio in advance of the Reorganizations and/or the Acquiring Fund’s portfolio following the Reorganizations.
There are no material differences between the accounting and valuation policies of the Acquired Funds and those of the Acquiring Fund.

PART C.	OTHER INFORMATION
Item 15.	Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16.	Exhibits

(1)	Trust Instrument, dated March 8, 2006, is incorporated herein by reference to Exhibit (a) of the Initial Registration Statement on N-1A.

(2)	Bylaws of Fidelity Rutland Square Trust II, as amended and dated June 4, 2009, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 3.
(3)	Not applicable.
(4)	Agreement and Plan of Reorganization between Fidelity Rutland Square Trust II: Strategic Advisers Large Cap Fund and Strategic Advisers Small-Mid Cap Fund and Fidelity Rutland Square Trust II: Strategic Advisers U.S. Total Stock Fund is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.
(5)	Articles II, VII, IX, X, and XI of the Trust Instrument, dated March 8, 2006, are incorporated herein by reference to Exhibit (a) of the Initial Registration Statement on N-1A; and Articles IV and VI of the Bylaws of the Trust, as amended and dated June 4, 2009, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 3.
(6)
	(1)	Management Contract, dated June 2, 2022, between Strategic Advisers Alternatives Fund and Strategic Advisers LLC, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment Nos. 116 & 119.
	(2)	Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Core Income Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment Nos. 91 & 94.
	(3)	Management Contract, dated June 7, 2018, between Strategic Advisers Fidelity Core Income Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment Nos. 79 & 82.
	(4)	Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Emerging Markets Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment Nos. 91 & 94.
	(5)	Management Contract, dated September 13, 2018, between Strategic Advisers Fidelity Emerging Markets Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment Nos. 82 & 85.
	(6)	Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Fidelity U.S. Total Stock Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment Nos. 91 & 94.
	(7)	Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Income Opportunities Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment Nos. 91 & 94.
	(8)	Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers International Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment Nos. 91 & 94.
	(9)	Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Fidelity International Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment Nos. 91 & 94.
	(10)	Management Contract, dated June 3, 2020, between Strategic Advisers Large Cap Fund and Strategic Advisers LLC, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment Nos. 106 & 109.
	(11)	Management Contract, dated June 3, 2021, between Strategic Advisers Municipal Bond Fund and Strategic Advisers LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment Nos. 111 & 114.
	(12)	Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Short Duration Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment Nos. 91 & 94.

(13)	Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Small-Mid Cap Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment Nos. 91 & 94.
(14)	Amended and Restated Management Contract, dated October 1, 2018, between Strategic Advisers Tax-Sensitive Short Duration Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment Nos. 91 & 94.
(15)	Management Contract, dated March 7, 2024, between Strategic Advisers U.S. Total Stock Fund and Strategic Advisers LLC is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment Nos. 123 & 126.
(16)	Sub-Advisory Agreement, dated June 2, 2022, between Strategic Advisers LLC and Fidelity Diversifying Solutions LLC (FIAM Convertible Arbitrage), on behalf of Strategic Advisers Alternatives Fund, is incorporated herein by reference to Exhibit (d)(15) of Post-Effect Amendment Nos. 117 & 120.
(17)	Sub-Advisory Agreement, dated June 2, 2022, between Strategic Advisers LLC and Fidelity Diversifying Solutions LLC (FIAM Equity Market Protective Put), on behalf of Strategic Advisers Alternatives Fund, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment Nos. 117& 120.
(18)	Sub-Advisory Agreement, dated June 2, 2022, between Strategic Advisers LLC and Pacific Investment Management Company LLC (or PIMCO), on behalf of Strategic Advisers Alternatives Fund, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment Nos. 117 & 120.
(19)	Sub-Advisory Agreement, dated March 10, 2022, between Strategic Advisers LLC and BlackRock Investment Management, LLC, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment Nos. 116 & 119.
(20)	Sub-Advisory Agreement, dated December 12, 2023, between Strategic Advisers LLC and Pacific Investment Management Company LLC (or PIMCO), on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment Nos. 122 & 125.
(21)	Amended and Restated Sub-Advisory Agreement, dated November 1, 2022, between Strategic Advisers LLC and PGIM, Inc, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment Nos. 121 & 124.
(22)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2023, between Strategic Advisers LLC and FIAM LLC on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment Nos. 122 & 125.
(23)	Sub-Advisory Agreement, dated December 2, 2020, between Strategic Advisers LLC and TCW Investment Management Company LLC, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment Nos. 110 & 113.
(24)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2023, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Fidelity Core Income Fund, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment Nos. 122 & 125.
(25)	Amended and Restated Sub-Advisory Agreement, dated April 1, 2021, between Strategic Advisers LLC and Acadian Asset Management LLC, on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment Nos. 114 & 117.
(26)	Amended and Restated Sub-Advisory Agreement, dated May 1, 2021, between Strategic Advisers LLC and Causeway Capital Management LLC, on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment Nos. 112 & 115.

(27)	Amended and Restated Sub-Advisory Agreement, dated February 1, 2023, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment Nos. 119 & 122.
(28)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2019, between Strategic Advisers LLC and FIL Investment Advisors, on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment Nos. 118 & 121.
(29)	Amended and Restated Sub-Advisory Agreement, dated June 2, 2022, between Strategic Advisers LLC and Geode Capital Management, LLC, on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment Nos. 118 & 121.
(30)	Amended and Restated Sub-Advisory Agreement, dated May 1, 2021, between Strategic Advisers LLC, and Schroder Investment Management North America Inc. on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment Nos. 114 & 117.
(31)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2022, between Strategic Advisers LLC and T. Rowe Price Associates, Inc. on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment Nos. 116 & 119.
(32)	Amended and Restated Sub-Advisory Agreement, dated February 1, 2023, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment Nos. 119 & 122.
(33)	Amended and Restated Sub-Advisory Agreement, dated as of October 1, 2019, between Strategic Advisers LLC and FIL Investment Advisors, on behalf of Strategic Advisers Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment Nos. 118 & 121.
(34)	Amended and Restated Sub-Advisory Agreement, dated as of June 2, 2022, between Strategic Advisers LLC and Geode Capital Management, LLC, on behalf of Strategic Advisers Fidelity Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment Nos. 118 & 121.
(35)	Amended and Restated Sub-Advisory Agreement, dated June 1, 2023, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Fidelity U.S. Total Stock Fund, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment Nos. 119 & 122.
(36)	Sub-Advisory Agreement, dated November 3, 2020, between Strategic Advisers LLC and FIL Investment Advisors, on behalf of Strategic Advisers Fidelity U.S. Total Stock Fund, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment Nos. 118 & 121.
(37)	Amended and Restated Sub-Advisory Agreement, dated June 2, 2022, between Strategic Advisers LLC and Geode Capital Management, LLC, on behalf of Strategic Advisers Fidelity U.S. Total Stock Fund, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment Nos. 118 & 122.
(38)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Income Opportunities Fund, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment Nos. 123 & 126.
(39)	Amended and Restated Sub-Advisory Agreement, dated April 12, 2021, between Strategic Advisers LLC and PGIM, Inc, on behalf of Strategic Advisers Income Opportunities Fund, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment Nos. 112 & 115.
(40)	Amended and Restated Sub-Advisory Agreement, dated March 3, 2021, between Strategic Advisers LLC and T. Rowe Price Associates, Inc, on behalf of Strategic Advisers Income Opportunities Fund, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment Nos. 110 & 113.

(41)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2019, between Strategic Advisers LLC and Arrowstreet Capital, Limited Partnership on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment Nos. 118 & 121.
(42)	Amended and Restated Sub-Advisory Agreement, dated May 1, 2021, between Strategic Advisers LLC and Causeway Capital Management LLC, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment Nos. 112 & 115.
(43)	Amended and Restated Sub-Advisory Agreement, dated February 1, 2023, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment Nos. 119 & 122.
(44)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2019, between Strategic Advisers LLC and FIL Investment Advisors, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment Nos. 118 & 121.
(45)	Amended and Restated Sub-Advisory Agreement, dated June 2, 2022, between Strategic Advisers LLC and Geode Capital Management, LLC, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment Nos. 118 & 121.
(46)	Sub-Advisory Agreement, dated September 4, 2019, between Strategic Advisers LLC and T. Rowe Price Associates, Inc, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment Nos. 102 & 105.
(47)	Amended and Restated Sub-Advisory Agreement, dated June 1, 2021, between Strategic Advisers LLC and Massachusetts Financial Services Company (currently known as MFS Investment Management (MFS)), on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment Nos. 114 & 117.
(48)	Sub-Advisory Agreement, dated January 23, 2023, between Strategic Advisers LLC and Thompson, Siegel & Walmsley, LLC, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment Nos. 118 & 121.
(49)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2020, between Strategic Advisers LLC and William Blair Investment Management, LLC, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment Nos. 110 & 113.
(50)	Sub-Advisory Agreement, dated June 1,2023, between Strategic Advisers LLC and Wellington Management Company, LLP, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment Nos. 119 & 122.
(51)	Amended and Restated Sub-Advisory Agreement, dated February 1, 2023, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Fidelity International Fund, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment Nos. 119 & 122.
(52)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2019, between Strategic Advisers LLC and FIL Investment Advisors, on behalf of Strategic Advisers Fidelity International Fund, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment Nos. 118 & 121.
(53)	Amended and Restated Sub-Advisory Agreement, dated June 2, 2022, between Strategic Advisers LLC and Geode Capital Management, LLC, on behalf of Strategic Advisers Fidelity International Fund, is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment Nos. 118 & 121.
(54)	Amended and Restated Sub-Advisory Agreement, dated May 1, 2021, between Strategic Advisers LLC and Alliancebernstein L.P., on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment Nos. 114 & 117.

(55)	Amended and Restated Sub-Advisory Agreement, dated June 3, 2021, between Strategic Advisers LLC and Aristotle Capital Management, LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment Nos. 114 & 117.
(56)	Sub-Advisory Agreement, dated July 31, 2020, between Strategic Advisers LLC and Brandywine Global Investment Management, LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment Nos. 118 & 121.
(57)	Amended and Restated Sub-Advisory Agreement, dated December 2, 2020, between Strategic Advisers LLC and Clarivest Asset Management LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment Nos. 110 & 113.
(58)	Sub-Advisory Agreement, dated September 7,2022, between Strategic Advisers LLC and D.E. Shaw Investment Management, LLC on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment Nos. 118 & 121.
(59)	Amended and Restated Sub-Advisory Agreement, dated September 7, 2022, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment Nos. 118 & 121.
(60)	Amended and Restated Sub-Advisory Agreement, dated June 2, 2022, between Strategic Advisers LLC and, Geode Capital Management, LLC on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment Nos. 118 & 121.
(61)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2022, between Strategic Advisers LLC and, J.P. Morgan Investment Management Inc. on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment Nos. 119 & 122.
(62)	Sub-Advisory Agreement, dated June 3, 2020, between Strategic Advisers LLC and, Loomis, Sayles & Company, L.P, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment Nos. 106 & 109.
(63)	Sub-Advisory Agreement, dated June 3, 2020, between Strategic Advisers LLC and, LSV Asset Management, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment Nos. 106 & 109.
(64)	Sub-Advisory Agreement, dated June 2, 2022, between Strategic Advisers LLC and Neuberger Berman Investment Advisers, LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment Nos. 118 & 121.
(65)	Sub-Advisory Agreement, dated June 3, 2020, between Strategic Advisers LLC and, PineBridge Investments LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment Nos. 106 & 109.
(66)	Amended and Restated Sub-Advisory Agreement, dated May 1, 2022, between Strategic Advisers LLC and, Principal Global Investors, LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment Nos. 118 & 121.
(67)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2023, between Strategic Advisers LLC and, T. Rowe Price Associates, Inc. on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment Nos. 121 & 124.
(68)	Sub-Advisory Agreement, dated December 7,2022, between Strategic Advisers LLC and Wellington Management Company LLP, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment Nos. 119 & 122.

(69)	Sub-Advisory Agreement, dated September 1, 2021, between Strategic Advisers LLC and Delaware Investments Fund Advisers, on behalf of Strategic Advisers Municipal Bond Fund, is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment Nos. 114 & 117.
(70)	Amended and Restated Sub-Advisory Agreement, dated March 10, 2022, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Municipal Bond Fund, is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment Nos. 116 & 119.
(71)	Sub-Advisory Agreement, dated June 3, 2021, between Strategic Advisers LLC and MacKay Shields LLC, on behalf of Strategic Advisers Municipal Bond Fund is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment Nos. 118 & 121.
(72)	Sub-Advisory Agreement, dated September 1, 2021, between Strategic Advisers LLC and Massachusetts Financial Services Company (currently known as MFS Investment Management (MFS)), on behalf of Strategic Advisers Municipal Bond Fund, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment Nos. 114 & 117.
(73)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2021, between Strategic Advisers LLC and T. Rowe Price Associates, Inc., on behalf of Strategic Advisers Municipal Bond Fund, is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment Nos. 116 & 119.
(74)	Sub-Advisory Agreement, dated March 10, 2022, between Strategic Advisers LLC and Western Asset Management Company, LLC, on behalf of Strategic Advisers Municipal Bond Fund, is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment Nos. 116 & 119.
(75)	Amended and Restated Sub-Advisory Agreement, dated April 1, 2023, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Short Duration Fund is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment Nos. 119 & 122.
(76)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2021, between Strategic Advisers LLC and T. Rowe Price Associates, Inc., on behalf of Strategic Advisers Short Duration Fund, is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment Nos. 116 & 119.
(77)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2020, between Strategic Advisers LLC and AllianceBernstein L.P., on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment Nos. 110 & 113.
(78)	Amended and Restated Sub-Advisory Agreement, dated December 2, 2020, between Strategic Advisers LLC and ArrowMark Partners, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment Nos. 110 & 113.
(79)	Sub-Advisory Agreement, dated September 6, 2023, between Strategic Advisers LLC and BlackRock Investment Management, LLC, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment Nos. 122 & 125.
(80)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2019, between Strategic Advisers LLC and Boston Partners Global Investors, Inc. on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment Nos. 118 & 121.
(81)	Sub-Advisory Agreement, dated November 3, 2020, between Strategic Advisers LLC and FIL Investment Advisors, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment Nos. 118 & 121.
(82)	Amended and Restated Sub-Advisory Agreement, dated June 2, 2022, between Strategic Advisers LLC and Geode Capital Management, LLC, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment Nos. 118 & 121.

(83)	Sub-Advisory Agreement, dated March 10, 2022, between Strategic Advisers LLC and GW&K Investment Management, LLC, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment Nos. 116 & 119.
(84)	Amended and Restated Sub-Advisory Agreement, dated December 2, 2020, between Strategic Advisers LLC and J.P. Morgan Investment Management Inc., on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment Nos. 110 & 113.
(85)	Amended and Restated Sub-Advisory Agreement, dated April 1, 2021, between Strategic Advisers LLC and LSV Asset Management, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment Nos. 114 & 117.
(86)	Amended and Restated Sub-Advisory Agreement, dated April 1, 2023, between Strategic Advisers LLC and Portolan Capital Management, LLC, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment Nos. 119 & 122.
(87)	Amended and Restated Sub-Advisory Agreement, dated September 7, 2022, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment Nos. 118 & 121.
(88)	Sub-Advisory Agreement, dated December 2, 2020, between Strategic Advisers, LLC and River Road Asset Management, LLC, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment Nos. 110 & 113.
(89)	Amended and Restated Sub-Advisory Agreement, dated April 1, 2023, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment Nos. 119 & 122.
(90)	Sub-Advisory Agreement, dated December 6, 2017, between Strategic Advisers, Inc. (currently known as Strategic Advisers LLC) and T. Rowe Price Associates, Inc., on behalf of Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (d)(137) of Post-Effective Amendment Nos. 65 & 68.
(91)	Sub-Advisory Agreement, dated November 1, 2021, between Strategic Advisers LLC and Allspring Global Investments, LLC, on behalf of Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment Nos. 114 & 117.
(92)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and AllianceBernstein L.P., on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment Nos. 123 & 126.
(93)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and ArrowMark Colorado Holdings, LLP, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(93) of Post-Effective Amendment Nos. 123 & 126.
(94)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and BlackRock Investment Management, LLC, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(94) of Post-Effective Amendment Nos. 123 & 126.
(95)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and Boston Partners Global Investors, Inc. on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(95) of Post-Effective Amendment Nos. 123 & 126.
(96)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and Brandywine Global Investment Management, LLC, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(96) of Post-Effective Amendment Nos. 123 & 126.

(97)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and D.E. Shaw Investment Management, L.L.C., on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(97) of Post-Effective Amendment Nos. 123 & 126.
(98)	Form of Sub-Advisory Agreement, between Strategic Advisers LLC and Fidelity Diversifying Solutions LLC, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(98) of Post-Effective Amendment Nos. 123 & 126.
(99)	Form of Sub-Advisory Agreement, dated March 7, 2024, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(99) of Post-Effective Amendment Nos. 123 & 126.
(100)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and FIAM LLC, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(100) of Post-Effective Amendment Nos. 123 & 126.
(101)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and FIL Investment Advisors, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(101) of Post-Effective Amendment Nos. 123 & 126.
(102)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and Geode Capital Management, LLC, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(102) of Post-Effective Amendment Nos. 123 & 126.
(103)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and GW&K Investment Management, LLC, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(103) of Post-Effective Amendment Nos. 123 & 126.
(104)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and J.P. Morgan Investment Management Inc., on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(104) of Post-Effective Amendment Nos. 123 & 126.
(105)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and Loomis, Sayles & Company, L.P., on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(105) of Post-Effective Amendment Nos. 123 & 126.
(106)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and LSV Asset Management, on behalf of Strategic Advisers U.S. Total Stock Fund is is incorporated herein by reference to Exhibit (d)(106) of Post-Effective Amendment Nos. 123 & 126.
(107)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and Neuberger Berman Investment Advisers LLC, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(107) of Post-Effective Amendment Nos. 123 & 126.
(108)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and Pacific Investment Management Company LLC (or PIMCO), on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(108) of Post-Effective Amendment Nos. 123 & 126.
(109)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and PineBridge Investments LLC, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(109) of Post-Effective Amendment Nos. 123 & 126.
(110)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and Portolan Capital Management, LLC, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(110) of Post-Effective Amendment Nos. 123 & 126.

(111)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and Principal Global Investors, LLC, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(111) of Post-Effective Amendment Nos. 123 & 126.
(112)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and River Road Asset Management, LLC, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(112) of Post-Effective Amendment Nos. 123 & 126.
(113)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and T. Rowe Price Associates, Inc., on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(113) of Post-Effective Amendment Nos. 123 & 126.
(114)	Sub-Advisory Agreement, dated March 7, 2024, between Strategic Advisers LLC and William Blair Investment Management, LLC, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(114) of Post-Effective Amendment Nos. 123 & 126.
(115)	Sub-SubAdvisory Agreement and Schedule A, dated June 2, 2022, between Fidelity Diversifying Solutions LLC and Fidelity Management & Research (Hong Kong) Limited on behalf of Strategic Advisers Alternatives Fund, is incorporated herein by reference to Exhibit (d)(90) of Post-Effective Amendment Nos. 117 & 120.
(116)	Sub-SubAdvisory Agreement and Schedule A, dated June 2, 2022, between Fidelity Diversifying Solutions LLC and Fidelity Management & Research (Japan) Limited on behalf of Strategic Advisers Alternatives Fund, is incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment Nos. 117 & 120.
(117)	Sub-SubAdvisory Agreement and Schedule A, dated June 2, 2022, between Fidelity Diversifying Solutions LLC and FMR Investment Management (U.K.) Limited on behalf of Strategic Advisers Alternatives Fund is incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment Nos. 118 & 121.
(118)	Form of Sub-SubAdvisory Agreement and Schedule A, between Fidelity Diversifying Solutions LLC and Fidelity Management & Research (Hong Kong) Limited on behalf of Strategic Advisers U.S. Total Stock Fund, is incorporate herein by reference to Exhibit (d)(118) of Post-Effective Amendment Nos .123 & 126.
(119)	Form of Sub-SubAdvisory Agreement and Schedule A, between Fidelity Diversifying Solutions LLC and Fidelity Management & Research (Japan) Limited on behalf of Strategic Advisers U.S. Total Stock Fund, is incorporated herein by reference to Exhibit (d)(119) of Post- Effective Amendment Nos. 123 & 126.
(120)	Form of Sub-SubAdvisory Agreement and Schedule A, between Fidelity Diversifying Solutions LLC and FMR Investment Management (U.K.) Limited on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(120) of Post-Effective Amendment Nos. 123 & 126.
(121)	Sub-SubAdvisory Agreement and Schedule A, dated June 7, 2018, updated March 7, 2024, between FIAM LLC and Fidelity Management & Research (Hong Kong) Limited on behalf of Strategic Advisers Core Income Fund, Strategic Advisers Emerging Markets Fund, Strategic Advisers Fidelity Core Income Fund, Strategic Advisers Fidelity Emerging Markets Fund, Strategic Advisers Fidelity International Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers International Fund, Strategic Advisers Large Cap Fund, Strategic Advisors Municipal Bond Fund, Strategic Advisers Short Duration Fund, Strategic Advisers Small-Mid Cap Fund, and Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(121) of Post-Effective Amendment Nos. 123 & 126.
(122)	Sub-SubAdvisory Agreement and Schedule A, dated June 7, 2018, updated March 7, 2024, between FIAM LLC and Fidelity Management & Research (Japan) Limited on behalf of Strategic Advisers Core Income Fund, Strategic Advisers Emerging Markets Fund, Strategic Advisers Fidelity Core Income Fund, Strategic Advisers Fidelity Emerging Markets Fund, Strategic Advisers Fidelity International Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers International Fund, Strategic Advisers Large Cap Fund, Strategic Advisors Municipal Bond Fund, Strategic Advisers Short Duration Fund, Strategic Advisers Small-Mid Cap Fund, and Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(122) of Post-Effective Amendment Nos. 123 & 126.

(123)	Sub-SubAdvisory Agreement and Schedule A, dated June 7, 2018, updated March 7, 2024, between FIAM LLC and FMR Investment Management (UK) Limited on behalf of Strategic Advisers Core Income Fund, Strategic Advisers Emerging Markets Fund, Strategic Advisers Fidelity Core Income Fund, Strategic Advisers Fidelity Emerging Markets Fund, Strategic Advisers Fidelity International Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers International Fund, Strategic Advisers Large Cap Fund, Strategic Advisors Municipal Bond Fund, Strategic Advisers Short Duration Fund, Strategic Advisers Small-Mid Cap Fund, and Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(123) of Post-Effective Amendment Nos. 123 & 126.
(124)	Amended and Restated Sub-SubAdvisory Agreement and Schedule A, dated June 3, 2020, between FIAM LLC and Fidelity Management & Research (Hong Kong) Limited on behalf of Strategic Advisers Fidelity U.S. Total Stock Fund and Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (d)(110) of Post-Effective Amendment Nos. 106 & 109.
(125)	Form of Amended and Restated Sub-SubAdvisory Agreement and Schedule A, between FIAM LLC and Fidelity Management & Research (Japan) Limited on behalf of Strategic Advisers Fidelity U.S. Total Stock Fund and Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (d)(111) of Post-Effective Amendment Nos. 106 & 109.
(126)	Amended and Restated Sub-SubAdvisory Agreement and Schedule A, dated June 3, 2020, between FIAM LLC and FMR Investment Management (UK) Limited on behalf of Strategic Advisers Fidelity U.S. Total Stock Fund and Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (d)(112) of Post-Effective Amendment Nos. 106 & 109.
(127)	Form of Sub-SubAdvisory Agreement and Schedule A, dated October 18, 2016, between FIL Investment Advisors and FIL Investment Advisors (U.K.) Limited, on behalf of Strategic Advisers International Fund, Strategic Advisers Fidelity International Fund (formally known as Strategic Advisers International II Fund), Strategic Advisers Emerging Markets Fund, Strategic Advisers Fidelity Emerging Markets Fund, Strategic Advisers Small-Mid Cap Fund, and Strategic Advisers Fidelity U.S. Total Stock Fund is incorporated herein by reference to Exhibit (d)(103) of Post-Effective Amendment Nos. 119 & 122.
(128)	Sub-SubAdvisory Agreement, dated December 2, 2020 between PGIM, Inc. and PGIM Limited on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment Nos. 110 & 113.
(129)	Sub-SubAdvisory Agreement, dated March 10, 2022, between BlackRock International Limited and BlackRock Investment Management, LLC, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(101) of Post-Effective Amendment Nos. 116 & 119.
(130)	Sub-SubAdvisory Agreement, dated March 10, 2022, between BlackRock (Singapore) Limited and BlackRock Investment Management, LLC, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(102) of Post-Effective Amendment Nos. 116 & 119.
(131)	Amended and Restated Sub-SubAdvisory Agreement, dated July 1, 2020 between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited on behalf of Strategic Advisers Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(114) of Post-Effective Amendment Nos. 106 & 109.
(132)	Sub-SubAdvisory Agreement, dated September 7,2022, between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited, on behalf of Strategic Advisers Short Duration Fund is incorporated herein by reference to Exhibit (d)(106) of Post-Effective Amendment Nos. 118 & 121.
(133)	Sub-SubAdvisory Agreement, dated September 7,2022, between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd., on behalf of Strategic Advisers Short Duration Fund, is incorporated herein by reference to Exhibit (d)(108) of Post-Effective Amendment Nos. 118 & 121.

	(134)	Sub-SubAdvisory Agreement, dated March 4, 2021, between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd. on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(108) of Post-Effective Amendment Nos. 117 & 120.
(7)
	(1)	General Distribution Agreement, dated June 2, 2022, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Alternatives Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment Nos. 116 & 119.
	(2)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment Nos. 102 & 105.
	(3)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Emerging Markets Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment Nos. 102 & 105.
	(4)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Fidelity Core Income Fund is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment Nos. 102 & 105.
	(5)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment Nos. 102 & 105.
	(6)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Fidelity International Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment Nos. 102 & 105.
	(7)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Fidelity U.S. Total Stock Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment Nos. 102 & 105.
	(8)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Income Opportunities Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment Nos. 102 & 105.
	(9)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment Nos. 102 & 105.
	(10)	General Distribution Agreement, dated June 3, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Large Cap Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment Nos. 106 & 109.
	(11)	General Distribution Agreement, dated June 3, 2021, between Fidelity Rutland Square II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Municipal Bond Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment Nos. 111 & 114.
	(12)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Short Duration Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment Nos. 102 & 105.
	(13)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment Nos. 102 & 105.

	(14)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment Nos. 102 & 105.
	(15)	General Distribution Agreement, dated March 7, 2024, between Fidelity Rutland Square Trust II and Fidelity Distributors Company LLC, on behalf of Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment Nos. 123 & 126.
(8)		Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Rutland Square Trust II Funds, effective as of June 6, 2013, is incorporated herein by reference to Exhibit (f) of Post-Effective Amendment Nos. 109 & 112.
(9)
	(1)	Custodian Agreement dated April 12, 2007 between Mellon Bank, N.A. (currently known as The Bank of New York Mellon) and Fidelity Rutland Square Trust II on behalf of Strategic Advisers Fidelity Emerging Markets Fund, Strategic Advisers Large Cap Fund, Strategic Advisers Municipal Bond Fund, and Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Commonwealth Trust II’s (File No. 333-139428) Post-Effective Amendment No. 3.
	(2)	Custodian Agreement dated April 12, 2007 between State Street Bank & Trust Company and Fidelity Rutland Square Trust II on behalf of Strategic Advisers Alternatives Fund, Strategic Advisers Core Income Fund, Strategic Advisers Fidelity Core Income Fund, Strategic Advisers Emerging Markets Fund, Strategic Advisers Fidelity U.S. Total Stock Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers International Fund, Strategic Advisers Fidelity International Fund, Strategic Advisers Short Duration Fund, Strategic Advisers Small-Mid Cap Fund, and Strategic Advisers Tax-Sensitive Short Duration Fund, is incorporated herein by reference to Exhibit (g) of Fidelity Rutland Square Trust II’s (File No. 333-139427) Post-Effective Amendment No. 1.
(10)
	(1)	Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Alternatives Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment Nos. 116 & 119.
	(2)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Core Income Fund is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment Nos. 102 & 105.
	(3)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Fidelity Core Income Fund is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment Nos. 102 & 105.
	(4)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Emerging Markets Fund is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment Nos. 102 & 105.
	(5)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Fidelity Emerging Markets Fund is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment Nos. 102 & 105.
	(6)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Fidelity International Fund, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment Nos. 102 & 105.
	(7)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Fidelity U.S. Total Stock Fund is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment Nos. 102 & 105.
	(8)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Income Opportunities Fund is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment Nos. 102 & 105.

	(9)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers International Fund is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment Nos. 102 & 105.
	(10)	Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Large Cap Fund is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment Nos. 106 & 109.
	(11)	Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Municipal Bond Fund is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment Nos. 111 & 114.
	(12)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Short Duration Fund is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment Nos. 102 & 105.
	(13)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Small-Mid Cap Fund is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment Nos. 102 & 105.
	(14)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Tax-Sensitive Short Duration Fund is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment Nos. 102 & 105.
	(15)	Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers U.S. Total Stock Fund is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment Nos. 123 & 126.
(11)		Opinion and consent of counsel Dechert LLP, dated March 28, 2024, as to the legality of shares being registered is incorporated herein by reference to Exhibit 11 of Fidelity Rutland Square Trust II's N-14.
(12)		Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.
(13)		Not applicable.
(14)		Consent of PricewaterhouseCoopers LLP, dated May 8, 2024, is filed herein as Exhibit 14.
(15)		Not applicable.
(16)		Power of Attorney, dated March 8, 2024, is filed herein as Exhibit 16.
(17)		Not applicable.
Item 17.	Undertakings
(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.
(3)	The undersigned Registrant undertakes to file a post-effective amendment to this registration statement prior to the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No.1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 10th day of May 2024.

Fidelity Rutland Square Trust
By	/s/ Heather Bonner
Heather Bonner

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Heather Bonner		President and Treasurer	May 10, 2024
Heather Bonner		(Principal Executive Officer)

/s/ John J. Burke III		Chief Financial Officer	May 10, 2024
John J. Burke III		(Principal Financial Officer)

/s/ Mary C. Farrell	*	Trustee	May 10, 2024
Mary C. Farrell

/s/ Karen Kaplan	*	Trustee	May 10, 2024
Karen Kaplan

/s/ Christine Marcks	*	Trustee	May 10, 2024
Christine Marcks

/s/ Charles S. Morrison	*	Trustee	May 10, 2024
Charles S. Morrison

/s/ Nancy Prior	*	Trustee	May 10, 2024
Nancy Prior

/s/ Harold Singleton III	*	Trustee	May 10, 2024
Harold Singleton III

/s/ Heidi L. Steiger	*	Trustee	May 10, 2024
Heidi L. Steiger

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated March 8, 2024 and filed herewith.